UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

January
Date of reporting period:
January 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Capital Allocation Conservative Portfolio
Class A / ABDAX
Annual Shareholder Report | January 31, 2025
This annual shareholder report contains important information about Columbia Capital Allocation Conservative Portfolio (the Fund) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 57	0.55%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund’s overweight allocation to U.S. large- and mid-cap equity and high-yield fixed income positively contributed to performance as U.S. equities and high-yield bonds outperformed the Fund’s benchmark. An underweight allocation to core fixed income also contributed to results as the broader fixed-income market underperformed the Fund’s benchmark.
Manager selection
| The Fund’s underlying manager selection was additive to results during the period. These results were driven primarily by the Columbia Bond Fund and the Columbia Overseas Value Fund as both funds outperformed their respective benchmarks.
Top Performance Detractors
Style effects
| The Fund’s style effects detracted from performance during the period. These effects were primarily seen within equities, as the Fund’s exposure to international developed equities, specifically German equities, weighed on performance. The Fund’s decision to gain exposure to value versus growth also weighed on results.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	6.33	2.03	2.86
Class A (including sales charges)	1.26	1.05	2.36
Blended Benchmark - 66% Bloomberg U.S. Aggregate Bond Index, 15% Russell 3000® Index, 10% FTSE Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net), 4% Bloomberg U.S. Corporate High-Yield Index	6.46	2.66	3.56
Bloomberg U.S. Aggregate Bond Index	2.07	(0.60)	1.19
Russell 3000® Index	26.32	14.60	13.21
Past performance does not guarantee future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 153,186,374
Total number of portfolio holdings	36
Management services fees (represents 0.08% of Fund average net assets)	$ 124,785
Portfolio turnover for the reporting period	7%
Graphical Repres
e
ntation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Bond Fund, Institutional 3 Class	19.8%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	14.4%
Columbia Quality Income Fund, Institutional 3 Class	14.1%
Columbia Corporate Income Fund, Institutional 3 Class	11.6%
Columbia High Yield Bond Fund, Institutional 3 Class	7.4%
Columbia Overseas Core Fund, Institutional 3 Class	4.9%
Columbia Contrarian Core Fund, Institutional 3 Class	4.7%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	3.9%
Columbia Disciplined Core Fund, Institutional 3 Class	3.9%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	1.9%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Conservative Portfolio
Class C / RPCCX
Annual Shareholder Report | January 31, 2025
This annual shareholder report contains important information about Columbia Capital Allocation Conservative Portfolio (the Fund) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 134	1.30%
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund’s overweight allocation to U.S. large- and mid-cap equity and high-yield fixed income positively contributed to performance as U.S. equities and high-yield bonds outperformed the Fund’s benchmark. An underweight allocation to core fixed income also contributed to results as the broader fixed-income market underperformed the Fund’s benchmark.
Manager selection
| The Fund’s underlying manager selection was additive to results during the period. These results were driven primarily by the Columbia Bond Fund and the Columbia Overseas Value Fund as both funds outperformed their respective benchmarks.
Top Performance Detractors
Style effects
| The Fund’s style effects detracted from performance during the period. These effects were primarily seen within equities, as the Fund’s exposure to international developed equities, specifically German equities, weighed on performance. The Fund’s decision to gain exposure to value versus growth also weighed on results.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	5.46	1.25	2.08
Class C (including sales charges)	4.46	1.25	2.08
Blended Benchmark - 66% Bloomberg U.S. Aggregate Bond Index, 15% Russell 3000® Index, 10% FTSE Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net), 4% Bloomberg U.S. Corporate High-Yield Index	6.46	2.66	3.56
Bloomberg U.S. Aggregate Bond Index	2.07	(0.60)	1.19
Russell 3000® Index	26.32	14.60	13.21
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 153,186,374
Total number of portfolio holdings	36
Management services fees (represents 0.08% of Fund average net assets)	$ 124,785
Portfolio turnover for the reporting period	7%
Graphical
Repre
sentation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Bond Fund, Institutional 3 Class	19.8%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	14.4%
Columbia Quality Income Fund, Institutional 3 Class	14.1%
Columbia Corporate Income Fund, Institutional 3 Class	11.6%
Columbia High Yield Bond Fund, Institutional 3 Class	7.4%
Columbia Overseas Core Fund, Institutional 3 Class	4.9%
Columbia Contrarian Core Fund, Institutional 3 Class	4.7%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	3.9%
Columbia Disciplined Core Fund, Institutional 3 Class	3.9%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	1.9%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Conservative Portfolio
Institutional Class / CBVZX
Annual Shareholder Report | January 31, 2025
This annual shareholder report contains important information about Columbia Capital Allocation Conservative Portfolio (the Fund) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 31	0.30%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund’s overweight allocation to U.S. large- and mid-cap equity and high-yield fixed income positively contributed to performance as U.S. equities and high-yield bonds outperformed the Fund’s benchmark. An underweight allocation to core fixed income also contributed to results as the broader fixed-income market underperformed the Fund’s benchmark.
Manager selection
| The Fund’s underlying manager selection was additive to results during the period. These results were driven primarily by the Columbia Bond Fund and the Columbia Overseas Value Fund as both funds outperformed their respective benchmarks.
Top Performance Detractors
Style effects
| The Fund’s style effects detracted from performance during the period. These effects were primarily seen within equities, as the Fund’s exposure to international developed equities, specifically German equities, weighed on performance. The Fund’s decision to gain exposure to value versus growth also weighed on results.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	6.60	2.29	3.11
Blended Benchmark - 66% Bloomberg U.S. Aggregate Bond Index, 15% Russell 3000 ® Index, 10% FTSE Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net), 4% Bloomberg U.S. Corporate High-Yield Index	6.46	2.66	3.56
Bloomberg U.S. Aggregate Bond Index	2.07	(0.60)	1.19
Russell 3000 ® Index	26.32	14.60	13.21
Past performance does not guarantee future performance
.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 153,186,374
Total number of portfolio holdings	36
Management services fees (represents 0.08% of Fund average net assets)	$ 124,785
Portfolio turnover for the reporting period	7%
Graphical Repre
s
entation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Bond Fund, Institutional 3 Class	19.8%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	14.4%
Columbia Quality Income Fund, Institutional 3 Class	14.1%
Columbia Corporate Income Fund, Institutional 3 Class	11.6%
Columbia High Yield Bond Fund, Institutional 3 Class	7.4%
Columbia Overseas Core Fund, Institutional 3 Class	4.9%
Columbia Contrarian Core Fund, Institutional 3 Class	4.7%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	3.9%
Columbia Disciplined Core Fund, Institutional 3 Class	3.9%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	1.9%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Moderate Portfolio
Class A / ABUAX
Annual Shareholder Report | January 31, 2025
This annual shareholder report contains important information about Columbia Capital Allocation Moderate Portfolio (the Fund) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 40	0.38%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund’s overweight allocation to U.S. large- and mid-cap equity and international equity positively contributed to performance as broader developed equities outperformed the Fund’s benchmark. An underweight allocation to core fixed income also contributed to results as the broader fixed-income market underperformed the Fund’s benchmark.
Leverage
| The Fund’s use of leverage also aided results during the period.
Top Performance Detractors
Style effects
| The Fund’s style effects detracted from performance during the period. These effects were primarily seen within equities, as the Fund’s exposure to international developed equities, specifically German equities, weighed on performance. The Fund’s decision to gain exposure to value versus growth also weighed on results. Within fixed income, the Fund’s exposure to long-term Treasuries detracted from performance as long-term Treasury yields rose during the period.
Manager selection
| The Fund’s underlying manager selection detracted from performance during the period. These results were driven primarily by the Columbia Large Cap Growth Fund and the Columbia Select Large Cap Equity Fund as both funds underperformed their respective benchmarks.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	12.03	5.57	5.90
Class A (including sales charges)	5.58	4.33	5.27
Blended Benchmark - 42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000 ® Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg U.S. Corporate High-Yield Index, 2% MSCI Emerging Markets Index (Net)	12.25	6.38	6.65
Russell 3000 ® Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Bond Index	2.07	(0.60)	1.19
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund St
a
tistics
Fund net assets	$ 1,047,541,487
Total number of portfolio holdings	36
Management services fees (represents 0.03% of Fund average net assets)	$ 352,052
Portfolio turnover for the reporting period	7%
Graphical Representation of Fu
n
d

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Bond Fund, Institutional 3 Class	12.0%
Columbia Overseas Core Fund, Institutional 3 Class	11.0%
Columbia High Yield Bond Fund, Institutional 3 Class	10.5%
Columbia Large Cap Growth Fund, Institutional 3 Class	9.9%
Columbia Quality Income Fund, Institutional 3 Class	9.8%
Columbia Contrarian Core Fund, Institutional 3 Class	8.7%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	8.7%
Columbia Corporate Income Fund, Institutional 3 Class	7.9%
Columbia Large Cap Value Fund, Institutional 3 Class	7.5%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	6.4%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Moderate Portfolio
Class C / AMTCX
Annual Shareholder Report | January 31, 2025
This annual shareholder report contains important information about Columbia Capital Allocation Moderate Portfolio (the Fund) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 119	1.13%
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund’s overweight allocation to U.S. large- and mid-cap equity and international equity positively contributed to performance as broader developed equities outperformed the Fund’s benchmark. An underweight allocation to core fixed income also contributed to results as the broader fixed-income market underperformed the Fund’s benchmark.
Leverage
| The Fund’s use of leverage also aided results during the period.
Top Performance Detractors
Style effects
| The Fund’s style effects detracted from performance during the period. These effects were primarily seen within equities, as the Fund’s exposure to international developed equities, specifically German equities, weighed on performance. The Fund’s decision to gain exposure to value versus growth also weighed on results. Within fixed income, the Fund’s exposure to long-term Treasuries detracted from performance as long-term Treasury yields rose during the period.
Manager selection
| The Fund’s underlying manager selection detracted from performance during the period. These results were driven primarily by the Columbia Large Cap Growth Fund and the Columbia Select Large Cap Equity Fund as both funds underperformed their respective benchmarks.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	11.23	4.79	5.11
Class C (including sales charges)	10.23	4.79	5.11
Blended Benchmark - 42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000 ® Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg U.S. Corporate High-Yield Index, 2% MSCI Emerging Markets Index (Net)	12.25	6.38	6.65
Russell 3000 ® Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Bond Index	2.07	(0.60)	1.19
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,047,541,487
Total number of portfolio holdings	36
Management services fees (represents 0.03% of Fund average net assets)	$ 352,052
Portfolio turnover for the reporting period	7%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Bond Fund, Institutional 3 Class	12.0%
Columbia Overseas Core Fund, Institutional 3 Class	11.0%
Columbia High Yield Bond Fund, Institutional 3 Class	10.5%
Columbia Large Cap Growth Fund, Institutional 3 Class	9.9%
Columbia Quality Income Fund, Institutional 3 Class	9.8%
Columbia Contrarian Core Fund, Institutional 3 Class	8.7%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	8.7%
Columbia Corporate Income Fund, Institutional 3 Class	7.9%
Columbia Large Cap Value Fund, Institutional 3 Class	7.5%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	6.4%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Moderate Portfolio
Institutional Class / CBMZX
Annual Shareholder Report | January 31, 2025
This annual shareholder report contains important information about Columbia Capital Allocation Moderate Portfolio (the Fund) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 14	0.13%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund’s overweight allocation to U.S. large- and mid-cap equity and international equity positively contributed to performance as broader developed equities outperformed the Fund’s benchmark. An underweight allocation to core fixed income also contributed to results as the broader fixed-income market underperformed the Fund’s benchmark.
Leverage
| The Fund’s use of leverage also aided results during the period.
Top Performance Detractors
Style effects
| The Fund’s style effects detracted from performance during the period. These effects were primarily seen within equities, as the Fund’s exposure to international developed equities, specifically German equities, weighed on performance. The Fund’s decision to gain exposure to value versus growth also weighed on results. Within fixed income, the Fund’s exposure to long-term Treasuries detracted from performance as long-term Treasury yields rose during the period.
Manager selection
| The Fund’s underlying manager selection detracted from performance during the period. These results were driven primarily by the Columbia Large Cap Growth Fund and the Columbia Select Large Cap Equity Fund as both funds underperformed their respective benchmarks.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	12.33	5.83	6.16
Blended Benchmark - 42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000 ® Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg U.S. Corporate High-Yield Index, 2% MSCI Emerging Markets Index (Net)	12.25	6.38	6.65
Russell 3000 ® Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Bond Index	2.07	(0.60)	1.19
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,047,541,487
Total number of portfolio holdings	36
Management services fees (represents 0.03% of Fund average net assets)	$ 352,052
Portfolio turnover for the reporting period	7%
Graphical Represe
n
tation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Bond Fund, Institutional 3 Class	12.0%
Columbia Overseas Core Fund, Institutional 3 Class	11.0%
Columbia High Yield Bond Fund, Institutional 3 Class	10.5%
Columbia Large Cap Growth Fund, Institutional 3 Class	9.9%
Columbia Quality Income Fund, Institutional 3 Class	9.8%
Columbia Contrarian Core Fund, Institutional 3 Class	8.7%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	8.7%
Columbia Corporate Income Fund, Institutional 3 Class	7.9%
Columbia Large Cap Value Fund, Institutional 3 Class	7.5%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	6.4%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Moderate Portfolio
Institutional 3 Class / CPDMX
Annual Shareholder Report | January 31, 2025
This annual shareholder report contains important information about Columbia Capital Allocation Moderate Portfolio (the Fund) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 7	0.07%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund’s overweight allocation to U.S. large- and mid-cap equity and international equity positively contributed to performance as broader developed equities outperformed the Fund’s benchmark. An underweight allocation to core fixed income also contributed to results as the broader fixed-income market underperformed the Fund’s benchmark.
Leverage
| The Fund’s use of leverage also aided results during the period.
Top Performance Detractors
Style effects
| The Fund’s style effects detracted from performance during the period. These effects were primarily seen within equities, as the Fund’s exposure to international developed equities, specifically German equities, weighed on performance. The Fund’s decision to gain exposure to value versus growth also weighed on results. Within fixed income, the Fund’s exposure to long-term Treasuries detracted from performance as long-term Treasury yields rose during the period.
Manager selection
| The Fund’s underlying manager selection detracted from performance during the period. These results were driven primarily by the Columbia Large Cap Growth Fund and the Columbia Select Large Cap Equity Fund as both funds underperformed their respective benchmarks.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	12.41	5.89	6.25
Blended Benchmark - 42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000 ® Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg U.S. Corporate High-Yield Index, 2% MSCI Emerging Markets Index (Net)	12.25	6.38	6.65
Russell 3000 ® Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Bond Index	2.07	(0.60)	1.19
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,047,541,487
Total number of portfolio holdings	36
Management services fees (represents 0.03% of Fund average net assets)	$ 352,052
Portfolio turnover for the reporting period	7%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Bond Fund, Institutional 3 Class	12.0%
Columbia Overseas Core Fund, Institutional 3 Class	11.0%
Columbia High Yield Bond Fund, Institutional 3 Class	10.5%
Columbia Large Cap Growth Fund, Institutional 3 Class	9.9%
Columbia Quality Income Fund, Institutional 3 Class	9.8%
Columbia Contrarian Core Fund, Institutional 3 Class	8.7%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	8.7%
Columbia Corporate Income Fund, Institutional 3 Class	7.9%
Columbia Large Cap Value Fund, Institutional 3 Class	7.5%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	6.4%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Aggressive Portfolio
Class A / AXBAX
Annual Shareholder Report | January 31, 2025
This annual shareholder report contains important information about Columbia Capital Allocation Aggressive Portfolio (the Fund) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 42	0.39%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund’s overweight allocation to U.S. large- and mid-cap equity and international equity positively contributed to performance as broader developed equities outperformed the Fund’s benchmark. An underweight allocation to core fixed income also contributed to results as the broader fixed-income market underperformed the Fund’s benchmark.
Leverage
| The Fund’s use of leverage also aided results during the period.
Top Performance Detractors
Style effects
| The Fund’s style effects detracted from performance during the period. These effects were primarily seen within equities, as the Fund’s exposure to international developed equities, specifically German equities, weighed on performance. Also within equities, the Fund’s decision to gain exposure to value versus growth also weighed on results. Within fixed income, the Fund’s exposure to long-term Treasuries detracted from performance as long-term Treasury yields rose during the period.
Manager selection
| The Fund’s underlying manager selection detracted from performance during the period. These results were driven primarily by the Columbia Large Cap Growth Fund and the Columbia Select Large Cap Equity Fund as both funds underperformed their respective benchmarks.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	17.73	9.02	8.52
Class A (including sales charges)	10.95	7.74	7.88
Blended Benchmark - 60% Russell 3000 ® Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net), 5% Bloomberg U.S. Corporate High-Yield Index	18.46	10.07	9.52
Russell 3000 ® Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Bond Index	2.07	(0.60)	1.19
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,314,329,132
Total number of portfolio holdings	35
Management services fees (represents 0.03% of Fund average net assets)	$ 410,360
Portfolio turnover for the reporting period	9%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	15.6%
Columbia Contrarian Core Fund, Institutional 3 Class	15.0%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	14.8%
Columbia Overseas Core Fund, Institutional 3 Class	13.9%
Columbia Large Cap Value Fund, Institutional 3 Class	11.9%
Columbia High Yield Bond Fund, Institutional 3 Class	7.0%
Columbia Emerging Markets Fund, Institutional 3 Class	5.9%
Columbia Quality Income Fund, Institutional 3 Class	4.7%
Columbia Corporate Income Fund, Institutional 3 Class	3.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	1.8%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Aggressive Portfolio
Class C / RBGCX
Annual Shareholder Report | January 31, 2025
This annual shareholder report contains important information about Columbia Capital Allocation Aggressive Portfolio (the Fund) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 124	1.14%
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund’s overweight allocation to U.S. large- and mid-cap equity and international equity positively contributed to performance as broader developed equities outperformed the Fund’s benchmark. An underweight allocation to core fixed income also contributed to results as the broader fixed-income market underperformed the Fund’s benchmark.
Leverage
| The Fund’s use of leverage also aided results during the period.
Top Performance Detractors
Style effects
| The Fund’s style effects detracted from performance during the period. These effects were primarily seen within equities, as the Fund’s exposure to international developed equities, specifically German equities, weighed on performance. Also within equities, the Fund’s decision to gain exposure to value versus growth also weighed on results. Within fixed income, the Fund’s exposure to long-term Treasuries detracted from performance as long-term Treasury yields rose during the period.
Manager selection
| The Fund’s underlying manager selection detracted from performance during the period. These results were driven primarily by the Columbia Large Cap Growth Fund and the Columbia Select Large Cap Equity Fund as both funds underperformed their respective benchmarks.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	16.86	8.21	7.71
Class C (including sales charges)	15.86	8.21	7.71
Blended Benchmark - 60% Russell 3000 ® Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net), 5% Bloomberg U.S. Corporate High-Yield Index	18.46	10.07	9.52
Russell 3000 ® Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Bond Index	2.07	(0.60)	1.19
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,314,329,132
Total number of portfolio holdings	35
Management services fees (represents 0.03% of Fund average net assets)	$ 410,360
Portfolio turnover for the reporting period	9%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	15.6%
Columbia Contrarian Core Fund, Institutional 3 Class	15.0%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	14.8%
Columbia Overseas Core Fund, Institutional 3 Class	13.9%
Columbia Large Cap Value Fund, Institutional 3 Class	11.9%
Columbia High Yield Bond Fund, Institutional 3 Class	7.0%
Columbia Emerging Markets Fund, Institutional 3 Class	5.9%
Columbia Quality Income Fund, Institutional 3 Class	4.7%
Columbia Corporate Income Fund, Institutional 3 Class	3.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	1.8%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Aggressive Portfolio
Institutional Class / CPAZX
Annual Shareholder Report | January 31, 2025
This annual shareholder report contains important information about Columbia Capital Allocation Aggressive Portfolio (the Fund) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 15	0.14%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund’s overweight allocation to U.S. large- and mid-cap equity and international equity positively contributed to performance as broader developed equities outperformed the Fund’s benchmark. An underweight allocation to core fixed income also contributed to results as the broader fixed-income market underperformed the Fund’s benchmark.
Leverage
| The Fund’s use of leverage also aided results during the period.
Top Performance Detractors
Style effects
| The Fund’s style effects detracted from performance during the period. These effects were primarily seen within equities, as the Fund’s exposure to international developed equities, specifically German equities, weighed on performance. Also within equities, the Fund’s decision to gain exposure to value versus growth also weighed on results. Within fixed income, the Fund’s exposure to long-term Treasuries detracted from performance as long-term Treasury yields rose during the period.
Manager selection
| The Fund’s underlying manager selection detracted from performance during the period. These results were driven primarily by the Columbia Large Cap Growth Fund and the Columbia Select Large Cap Equity Fund as both funds underperformed their respective benchmarks.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	18.05	9.29	8.80
Blended Benchmark - 60% Russell 3000 ® Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net), 5% Bloomberg U.S. Corporate High-Yield Index	18.46	10.07	9.52
Russell 3000 ® Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Bond Index	2.07	(0.60)	1.19
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,314,329,132
Total number of portfolio holdings	35
Management services fees (represents 0.03% of Fund average net assets)	$ 410,360
Portfolio turnover for the reporting period	9%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	15.6%
Columbia Contrarian Core Fund, Institutional 3 Class	15.0%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	14.8%
Columbia Overseas Core Fund, Institutional 3 Class	13.9%
Columbia Large Cap Value Fund, Institutional 3 Class	11.9%
Columbia High Yield Bond Fund, Institutional 3 Class	7.0%
Columbia Emerging Markets Fund, Institutional 3 Class	5.9%
Columbia Quality Income Fund, Institutional 3 Class	4.7%
Columbia Corporate Income Fund, Institutional 3 Class	3.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	1.8%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Aggressive Portfolio
Institutional 3 Class / CPDIX
Annual Shareholder Report | January 31, 2025
This annual shareholder report contains important information about Columbia Capital Allocation Aggressive Portfolio (the Fund) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 8	0.07%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund’s overweight allocation to U.S. large- and mid-cap equity and international equity positively contributed to performance as broader developed equities outperformed the Fund’s benchmark. An underweight allocation to core fixed income also contributed to results as the broader fixed-income market underperformed the Fund’s benchmark.
Leverage
| The Fund’s use of leverage also aided results during the period.
Top Performance Detractors
Style effects
| The Fund’s style effects detracted from performance during the period. These effects were primarily seen within equities, as the Fund’s exposure to international developed equities, specifically German equities, weighed on performance. Also within equities, the Fund’s decision to gain exposure to value versus growth also weighed on results. Within fixed income, the Fund’s exposure to long-term Treasuries detracted from performance as long-term Treasury yields rose during the period.
Manager selection
| The Fund’s underlying manager selection detracted from performance during the period. These results were driven primarily by the Columbia Large Cap Growth Fund and the Columbia Select Large Cap Equity Fund as both funds underperformed their respective benchmarks.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	18.22	9.38	8.90
Blended Benchmark - 60% Russell 3000 ® Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net), 5% Bloomberg U.S. Corporate High-Yield Index	18.46	10.07	9.52
Russell 3000 ® Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Bond Index	2.07	(0.60)	1.19
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,314,329,132
Total number of portfolio holdings	35
Management services fees (represents 0.03% of Fund average net assets)	$ 410,360
Portfolio turnover for the reporting period	9%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	15.6%
Columbia Contrarian Core Fund, Institutional 3 Class	15.0%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	14.8%
Columbia Overseas Core Fund, Institutional 3 Class	13.9%
Columbia Large Cap Value Fund, Institutional 3 Class	11.9%
Columbia High Yield Bond Fund, Institutional 3 Class	7.0%
Columbia Emerging Markets Fund, Institutional 3 Class	5.9%
Columbia Quality Income Fund, Institutional 3 Class	4.7%
Columbia Corporate Income Fund, Institutional 3 Class	3.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	1.8%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Aggressive Portfolio
Class R / CPARX
Annual Shareholder Report | January 31, 2025
This annual shareholder report contains important information about Columbia Capital Allocation Aggressive Portfolio (the Fund) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 70	0.64%
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund’s overweight allocation to U.S. large- and mid-cap equity and international equity positively contributed to performance as broader developed equities outperformed the Fund’s benchmark. An underweight allocation to core fixed income also contributed to results as the broader fixed-income market underperformed the Fund’s benchmark.
Leverage
| The Fund’s use of leverage also aided results during the period.
Top Performance Detractors
Style effects
| The Fund’s style effects detracted from performance during the period. These effects were primarily seen within equities, as the Fund’s exposure to international developed equities, specifically German equities, weighed on performance. Also within equities, the Fund’s decision to gain exposure to value versus growth also weighed on results. Within fixed income, the Fund’s exposure to long-term Treasuries detracted from performance as long-term Treasury yields rose during the period.
Manager selection
| The Fund’s underlying manager selection detracted from performance during the period. These results were driven primarily by the Columbia Large Cap Growth Fund and the Columbia Select Large Cap Equity Fund as both funds underperformed their respective benchmarks.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	17.52	8.75	8.26
Blended Benchmark - 60% Russell 3000 ® Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net), 5% Bloomberg U.S. Corporate High-Yield Index	18.46	10.07	9.52
Russell 3000 ® Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Bond Index	2.07	(0.60)	1.19
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,314,329,132
Total number of portfolio holdings	35
Management services fees (represents 0.03% of Fund average net assets)	$ 410,360
Portfolio turnover for the reporting period	9%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	15.6%
Columbia Contrarian Core Fund, Institutional 3 Class	15.0%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	14.8%
Columbia Overseas Core Fund, Institutional 3 Class	13.9%
Columbia Large Cap Value Fund, Institutional 3 Class	11.9%
Columbia High Yield Bond Fund, Institutional 3 Class	7.0%
Columbia Emerging Markets Fund, Institutional 3 Class	5.9%
Columbia Quality Income Fund, Institutional 3 Class	4.7%
Columbia Corporate Income Fund, Institutional 3 Class	3.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	1.8%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	January 31, 2025	January 31, 2024	January 31, 2025	January 31, 2024
Audit fees (a)	84,909	80,979	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	46,635	38,550	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	587,000	581,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Capital Allocation Portfolios
Annual Financial Statements and Additional Information
January 31, 2025
Columbia Capital Allocation Conservative Portfolio
Columbia Capital Allocation Moderate Conservative Portfolio
Columbia Capital Allocation Moderate Portfolio
Columbia Capital Allocation Moderate Aggressive Portfolio
Columbia Capital Allocation Aggressive Portfolio

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Capital Allocation Portfolios | 2025

Portfolio of Investments
Columbia Capital Allocation Conservative Portfolio, January 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 19.9%
	Shares	Value ($)
International 4.9%
Columbia Overseas Core Fund, Institutional 3 Class(a)	727,287	7,556,514
U.S. Large Cap 14.4%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	188,371	7,103,458
Columbia Disciplined Core Fund, Institutional 3 Class(a)	391,901	5,972,565
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	20,502	1,618,000
Columbia Large Cap Value Fund, Institutional 3 Class(a)	73,301	1,269,576
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	274,506	6,006,193
Total		21,969,792
U.S. Small Cap 0.6%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	19,976	477,435
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	16,238	501,090
Total		978,525
Total Equity Funds (Cost $27,427,414)		30,504,831

Fixed Income Funds 69.2%

Emerging Markets 1.9%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	312,937	2,985,423
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 7.4%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	1,030,092	11,351,611
Investment Grade 59.9%
Columbia Bond Fund, Institutional 3 Class(a)	1,037,130	30,336,055
Columbia Corporate Income Fund, Institutional 3 Class(a)	1,969,342	17,822,544
Columbia Quality Income Fund, Institutional 3 Class(a)	1,234,578	21,580,422
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,233,661	21,979,226
Total		91,718,247
Total Fixed Income Funds (Cost $119,664,116)		106,055,281

Money Market Funds 10.6%

Columbia Short-Term Cash Fund, 4.511%(a),(c)	16,169,887	16,168,270
Total Money Market Funds (Cost $16,165,038)		16,168,270
Total Investments in Securities (Cost: $163,256,568)		152,728,382
Other Assets & Liabilities, Net		457,992
Net Assets		153,186,374
At January 31, 2025, securities and/or cash totaling $572,617 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
378,000 EUR	390,857 USD	Barclays	02/27/2025	—	(1,661)
780,741 USD	1,251,000 AUD	Citi	02/27/2025	—	(2,937)
769,730 USD	8,783,000 NOK	Goldman Sachs International	02/27/2025	6,222	—
2,000 GBP	2,441 USD	HSBC	02/27/2025	—	(39)
8,444,000 SEK	768,307 USD	Morgan Stanley	02/27/2025	5,764	—
7,000 NZD	3,928 USD	State Street	02/27/2025	—	(22)
770,627 USD	619,000 GBP	State Street	02/27/2025	—	(3,181)
1,095 USD	170,000 JPY	State Street	02/27/2025	3	—
754,057 USD	1,214,000 AUD	UBS	02/27/2025	743	—
393,220 USD	377,000 EUR	UBS	02/27/2025	—	(1,739)
725,000 CHF	801,384 USD	Wells Fargo	02/27/2025	3,407	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Conservative Portfolio, January 31, 2025
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,363,000 CHF	1,500,176 USD	Wells Fargo	02/27/2025	—	(20)
765,458 USD	1,101,000 CAD	Wells Fargo	02/27/2025	—	(7,225)
Total				16,139	(16,824)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	15	02/2025	EUR	1,194,600	85,531	—
IBEX 35 Index	10	02/2025	EUR	1,239,330	69,911	—
MSCI Emerging Markets Index	27	03/2025	USD	1,472,040	—	(32,638)
Russell 2000 Index E-mini	1	03/2025	USD	114,770	—	(3,627)
S&P 500 Index E-mini	4	03/2025	USD	1,213,450	—	(12,500)
U.S. Treasury 10-Year Note	45	03/2025	USD	4,897,969	—	(81,599)
Total					155,442	(130,364)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DAX Index	(5)	03/2025	EUR	(2,727,000)	—	(157,055)
MSCI EAFE Index	(9)	03/2025	USD	(1,066,725)	—	(13,568)
Total					—	(170,623)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended January 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	34,603,664	1,652,042	(6,661,468)	741,817	30,336,055	—	(1,211,753)	1,444,325	1,037,130
Columbia Contrarian Core Fund, Institutional 3 Class
	7,842,367	811,766	(2,168,588)	617,913	7,103,458	578,781	500,582	45,426	188,371
Columbia Corporate Income Fund, Institutional 3 Class
	20,301,581	949,667	(3,895,582)	466,878	17,822,544	—	(679,814)	871,578	1,969,342
Columbia Disciplined Core Fund, Institutional 3 Class
	6,792,153	823,404	(2,265,111)	622,119	5,972,565	599,744	277,592	52,756	391,901
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	3,461,089	219,137	(978,437)	283,634	2,985,423	—	(182,112)	180,744	312,937
Columbia High Yield Bond Fund, Institutional 3 Class
	12,938,669	831,962	(3,010,870)	591,850	11,351,611	—	(300,199)	721,721	1,030,092
Columbia Large Cap Growth Fund, Institutional 3 Class
	2,538,380	628,415	(1,778,695)	229,900	1,618,000	76,577	210,530	—	20,502
Columbia Large Cap Value Fund, Institutional 3 Class
	—	1,291,433	—	(21,857)	1,269,576	87,223	—	9,210	73,301
Columbia Overseas Core Fund, Institutional 3 Class
	8,530,309	490,981	(1,795,779)	331,003	7,556,514	—	147,577	315,395	727,287
Columbia Quality Income Fund, Institutional 3 Class
	24,674,963	1,250,710	(4,907,559)	562,308	21,580,422	—	(939,995)	973,164	1,234,578
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Conservative Portfolio, January 31, 2025
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	6,799,298	634,173	(1,933,173)	505,895	6,006,193	363,632	512,547	39,662	274,506
Columbia Select Small Cap Value Fund, Institutional 3 Class
	669,968	111,087	(361,214)	57,594	477,435	59,438	9,827	3,196	19,976
Columbia Short-Term Cash Fund, 4.511%
	15,617,498	6,888,811	(6,338,916)	877	16,168,270	—	768	827,833	16,169,887
Columbia Small Cap Growth Fund, Institutional 3 Class
	690,538	63,135	(583,914)	331,331	501,090	—	(141,621)	—	16,238
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	25,013,974	974,758	(3,792,991)	(216,515)	21,979,226	—	(316,932)	798,107	2,233,661
Total	170,474,451			5,104,747	152,728,382	1,765,395	(2,113,003)	6,283,117

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2025.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Conservative Portfolio, January 31, 2025
Fair value measurements   (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	30,504,831	—	—	30,504,831
Fixed Income Funds	106,055,281	—	—	106,055,281
Money Market Funds	16,168,270	—	—	16,168,270
Total Investments in Securities	152,728,382	—	—	152,728,382
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	16,139	—	16,139
Futures Contracts	155,442	—	—	155,442
Liability
Forward Foreign Currency Exchange Contracts	—	(16,824)	—	(16,824)
Futures Contracts	(300,987)	—	—	(300,987)
Total	152,582,837	(685)	—	152,582,152
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments
Columbia Capital Allocation Moderate Conservative Portfolio, January 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 35.0%
	Shares	Value ($)
International 8.9%
Columbia Overseas Core Fund, Institutional 3 Class(a)	2,888,673	30,013,316
U.S. Large Cap 24.8%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	671,037	25,304,797
Columbia Disciplined Core Fund, Institutional 3 Class(a)	1,619,967	24,688,293
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	63,797	5,034,889
Columbia Large Cap Value Fund, Institutional 3 Class(a)	202,115	3,500,632
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	1,132,793	24,785,503
Total		83,314,114
U.S. Small Cap 1.3%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	92,148	2,202,333
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	74,080	2,286,101
Total		4,488,434
Total Equity Funds (Cost $103,938,911)		117,815,864

Fixed Income Funds 59.5%

Emerging Markets 1.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	517,341	4,935,428
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 7.9%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	2,416,645	26,631,427
Investment Grade 50.1%
Columbia Bond Fund, Institutional 3 Class(a)	1,710,213	50,023,730
Columbia Corporate Income Fund, Institutional 3 Class(a)	3,923,888	35,511,187
Columbia Quality Income Fund, Institutional 3 Class(a)	2,406,207	42,060,505
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	4,135,376	40,692,100
Total		168,287,522
Total Fixed Income Funds (Cost $228,849,451)		199,854,377

Money Market Funds 5.1%

Columbia Short-Term Cash Fund, 4.511%(a),(c)	17,096,196	17,094,487
Total Money Market Funds (Cost $17,092,271)		17,094,487
Total Investments in Securities (Cost: $349,880,633)		334,764,728
Other Assets & Liabilities, Net		1,240,765
Net Assets		336,005,493
At January 31, 2025, securities and/or cash totaling $1,388,837 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,033,000 EUR	1,068,138 USD	Barclays	02/27/2025	—	(4,543)
2,152,500 USD	3,449,000 AUD	Citi	02/27/2025	—	(8,098)
2,104,465 USD	24,013,000 NOK	Goldman Sachs International	02/27/2025	17,011	—
5,000 GBP	6,102 USD	HSBC	02/27/2025	—	(97)
23,192,000 SEK	2,110,205 USD	Morgan Stanley	02/27/2025	15,832	—
20,000 NZD	11,222 USD	State Street	02/27/2025	—	(63)
2,115,177 USD	1,699,000 GBP	State Street	02/27/2025	—	(8,730)
3,003 USD	466,000 JPY	State Street	02/27/2025	9	—
2,064,028 USD	3,323,000 AUD	UBS	02/27/2025	2,034	—
1,075,358 USD	1,031,000 EUR	UBS	02/27/2025	—	(4,755)
2,061,000 CHF	2,278,141 USD	Wells Fargo	02/27/2025	9,686	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, January 31, 2025
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,673,000 CHF	4,042,661 USD	Wells Fargo	02/27/2025	—	(53)
2,063,469 USD	2,968,000 CAD	Wells Fargo	02/27/2025	—	(19,478)
Total				44,572	(45,817)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	38	02/2025	EUR	3,026,322	216,678	—
IBEX 35 Index	24	02/2025	EUR	2,974,392	167,787	—
MSCI Emerging Markets Index	66	03/2025	USD	3,598,320	—	(79,782)
S&P 500 Index E-mini	15	03/2025	USD	4,550,438	—	(46,874)
U.S. Treasury 10-Year Note	86	03/2025	USD	9,360,563	—	(155,943)
Total					384,465	(282,599)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DAX Index	(12)	03/2025	EUR	(6,544,800)	—	(376,933)
MSCI EAFE Index	(24)	03/2025	USD	(2,844,600)	—	(36,181)
Russell 2000 Index E-mini	(3)	03/2025	USD	(344,310)	—	(810)
Total					—	(413,924)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended January 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	53,556,382	2,511,722	(6,480,437)	436,063	50,023,730	—	(1,148,966)	2,318,795	1,710,213
Columbia Contrarian Core Fund, Institutional 3 Class
	26,799,030	2,453,994	(6,328,374)	2,380,147	25,304,797	2,034,992	1,440,492	159,717	671,037
Columbia Corporate Income Fund, Institutional 3 Class
	37,743,062	1,806,761	(4,401,835)	363,199	35,511,187	—	(757,306)	1,690,967	3,923,888
Columbia Disciplined Core Fund, Institutional 3 Class
	26,370,177	2,853,509	(6,630,056)	2,094,663	24,688,293	2,471,128	1,436,398	217,369	1,619,967
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	5,340,712	380,430	(1,067,836)	282,122	4,935,428	—	(115,938)	288,953	517,341
Columbia High Yield Bond Fund, Institutional 3 Class
	28,448,829	1,720,478	(4,641,692)	1,103,812	26,631,427	—	(421,941)	1,651,687	2,416,645
Columbia Large Cap Growth Fund, Institutional 3 Class
	6,976,472	1,852,896	(4,492,431)	697,952	5,034,889	237,158	549,199	—	63,797
Columbia Large Cap Value Fund, Institutional 3 Class
	—	3,560,899	—	(60,267)	3,500,632	240,503	—	25,396	202,115
Columbia Overseas Core Fund, Institutional 3 Class
	31,582,883	1,725,566	(4,676,766)	1,381,633	30,013,316	—	407,543	1,246,786	2,888,673
Columbia Quality Income Fund, Institutional 3 Class
	44,960,645	2,170,173	(5,478,065)	407,752	42,060,505	—	(1,059,798)	1,837,485	2,406,207
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, January 31, 2025
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	26,469,233	1,945,158	(5,886,093)	2,257,205	24,785,503	1,488,069	1,789,678	162,567	1,132,793
Columbia Select Small Cap Value Fund, Institutional 3 Class
	2,408,962	349,275	(658,469)	102,565	2,202,333	278,794	57,617	14,989	92,148
Columbia Short-Term Cash Fund, 4.511%
	16,334,981	16,563,129	(15,805,324)	1,701	17,094,487	—	105	878,539	17,096,196
Columbia Small Cap Growth Fund, Institutional 3 Class
	2,479,957	73,343	(1,196,412)	929,213	2,286,101	—	(230,797)	—	74,080
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	43,595,510	1,609,892	(4,074,132)	(439,170)	40,692,100	—	(498,749)	1,443,614	4,135,376
Total	353,066,835			11,938,590	334,764,728	6,750,644	1,447,537	11,936,864

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2025.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, January 31, 2025
Fair value measurements   (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	117,815,864	—	—	117,815,864
Fixed Income Funds	199,854,377	—	—	199,854,377
Money Market Funds	17,094,487	—	—	17,094,487
Total Investments in Securities	334,764,728	—	—	334,764,728
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	44,572	—	44,572
Futures Contracts	384,465	—	—	384,465
Liability
Forward Foreign Currency Exchange Contracts	—	(45,817)	—	(45,817)
Futures Contracts	(696,523)	—	—	(696,523)
Total	334,452,670	(1,245)	—	334,451,425
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments
Columbia Capital Allocation Moderate Portfolio, January 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 49.8%
	Shares	Value ($)
International 13.0%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	1,535,146	20,847,276
Columbia Overseas Core Fund, Institutional 3 Class(a)	11,102,122	115,351,048
Total		136,198,324
U.S. Large Cap 34.8%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,427,239	91,531,177
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	1,312,963	103,619,082
Columbia Large Cap Value Fund, Institutional 3 Class(a)	4,536,051	78,564,400
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	4,173,489	91,315,939
Total		365,030,598
U.S. Small Cap 2.0%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	432,997	10,348,642
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	337,536	10,416,354
Total		20,764,996
Total Equity Funds (Cost $456,892,997)		521,993,918

Fixed Income Funds 48.1%

Emerging Markets 1.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	1,646,554	15,708,126
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 10.5%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	10,016,467	110,381,470
Investment Grade 36.1%
Columbia Bond Fund, Institutional 3 Class(a)	4,303,431	125,875,350
Columbia Corporate Income Fund, Institutional 3 Class(a)	9,097,794	82,335,032
Columbia Quality Income Fund, Institutional 3 Class(a)	5,850,156	102,260,734
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	6,817,250	67,081,737
Total		377,552,853
Total Fixed Income Funds (Cost $580,577,071)		503,642,449

Money Market Funds 1.6%

Columbia Short-Term Cash Fund, 4.511%(a),(c)	17,115,533	17,113,821
Total Money Market Funds (Cost $17,112,356)		17,113,821
Total Investments in Securities (Cost: $1,054,582,424)		1,042,750,188
Other Assets & Liabilities, Net		4,791,299
Net Assets		1,047,541,487
At January 31, 2025, securities and/or cash totaling $5,259,624 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,838,000 EUR	3,968,551 USD	Barclays	02/27/2025	—	(16,875)
8,101,988 USD	12,982,000 AUD	Citi	02/27/2025	—	(30,482)
7,823,934 USD	89,275,000 NOK	Goldman Sachs International	02/27/2025	63,242	—
20,000 GBP	24,408 USD	HSBC	02/27/2025	—	(388)
86,736,000 SEK	7,891,978 USD	Morgan Stanley	02/27/2025	59,211	—
73,000 NZD	40,962 USD	State Street	02/27/2025	—	(230)
7,912,929 USD	6,356,000 GBP	State Street	02/27/2025	—	(32,661)
11,162 USD	1,732,000 JPY	State Street	02/27/2025	33	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Portfolio, January 31, 2025
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
7,666,657 USD	12,343,000 AUD	UBS	02/27/2025	7,554	—
3,994,782 USD	3,830,000 EUR	UBS	02/27/2025	—	(17,664)
7,779,000 CHF	8,598,573 USD	Wells Fargo	02/27/2025	36,560	—
13,665,000 CHF	15,040,284 USD	Wells Fargo	02/27/2025	—	(198)
7,677,521 USD	11,043,000 CAD	Wells Fargo	02/27/2025	—	(72,472)
Total				166,600	(170,970)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	142	02/2025	EUR	11,308,880	809,692	—
IBEX 35 Index	84	02/2025	EUR	10,410,372	587,256	—
MSCI Emerging Markets Index	274	03/2025	USD	14,938,480	—	(331,214)
S&P 500 Index E-mini	64	03/2025	USD	19,415,200	—	(200,000)
U.S. Treasury 10-Year Note	385	03/2025	USD	41,904,844	—	(698,118)
Total					1,396,948	(1,229,332)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DAX Index	(42)	03/2025	EUR	(22,906,800)	—	(1,319,266)
MSCI EAFE Index	(119)	03/2025	USD	(14,104,475)	—	(124,663)
Russell 2000 Index E-mini	(20)	03/2025	USD	(2,295,400)	—	(5,397)
Total					—	(1,449,326)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended January 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	132,394,833	6,033,505	(13,084,197)	531,209	125,875,350	—	(2,327,322)	5,790,156	4,303,431
Columbia Contrarian Core Fund, Institutional 3 Class
	95,492,488	8,150,814	(20,986,381)	8,874,256	91,531,177	7,473,306	4,759,233	586,544	2,427,239
Columbia Corporate Income Fund, Institutional 3 Class
	86,252,526	4,047,389	(8,623,313)	658,430	82,335,032	—	(1,575,600)	3,890,718	9,097,794
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	16,462,648	922,565	(2,714,790)	1,037,703	15,708,126	—	(545,723)	915,239	1,646,554
Columbia Emerging Markets Fund, Institutional 3 Class
	21,202,105	300,235	(2,286,070)	1,631,006	20,847,276	—	906,990	285,070	1,535,146
Columbia High Yield Bond Fund, Institutional 3 Class
	115,395,006	6,847,806	(16,126,398)	4,265,056	110,381,470	—	(1,489,624)	6,777,074	10,016,467
Columbia Large Cap Growth Fund, Institutional 3 Class
	108,963,836	5,123,831	(24,897,651)	14,429,066	103,619,082	5,082,445	8,229,483	—	1,312,963
Columbia Large Cap Value Fund, Institutional 3 Class
	81,863,237	18,591,059	(25,483,507)	3,593,611	78,564,400	5,602,338	5,030,181	1,350,096	4,536,051
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Portfolio, January 31, 2025
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Overseas Core Fund, Institutional 3 Class
	119,332,533	4,835,527	(13,926,916)	5,109,904	115,351,048	—	1,638,786	4,771,350	11,102,122
Columbia Quality Income Fund, Institutional 3 Class
	107,519,666	4,793,934	(10,329,068)	276,202	102,260,734	—	(1,830,906)	4,437,722	5,850,156
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	95,661,849	6,095,796	(19,050,198)	8,608,492	91,315,939	5,495,020	6,145,941	600,709	4,173,489
Columbia Select Small Cap Value Fund, Institutional 3 Class
	10,609,395	1,388,939	(1,939,307)	289,615	10,348,642	1,312,119	328,580	70,544	432,997
Columbia Short-Term Cash Fund, 4.511%
	15,941,898	60,273,993	(59,102,954)	884	17,113,821	—	1,129	929,429	17,115,533
Columbia Small Cap Growth Fund, Institutional 3 Class
	10,936,923	1,098	(4,127,416)	3,605,749	10,416,354	—	(483,406)	—	337,536
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	70,358,631	2,533,403	(5,203,742)	(606,555)	67,081,737	—	(913,067)	2,351,645	6,817,250
Total	1,088,387,574			52,304,628	1,042,750,188	24,965,228	17,874,675	32,756,296

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2025.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Portfolio, January 31, 2025
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	521,993,918	—	—	521,993,918
Fixed Income Funds	503,642,449	—	—	503,642,449
Money Market Funds	17,113,821	—	—	17,113,821
Total Investments in Securities	1,042,750,188	—	—	1,042,750,188
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	166,600	—	166,600
Futures Contracts	1,396,948	—	—	1,396,948
Liability
Forward Foreign Currency Exchange Contracts	—	(170,970)	—	(170,970)
Futures Contracts	(2,678,658)	—	—	(2,678,658)
Total	1,041,468,478	(4,370)	—	1,041,464,108
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 65.2%
	Shares	Value ($)
International 16.0%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	5,011,628	68,057,909
Columbia Overseas Core Fund, Institutional 3 Class(a)	19,780,158	205,515,840
Total		273,573,749
U.S. Large Cap 46.6%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	5,423,537	204,521,577
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	2,902,761	229,085,942
Columbia Large Cap Value Fund, Institutional 3 Class(a)	10,051,382	174,089,932
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	8,640,072	189,044,773
Total		796,742,224
U.S. Small Cap 2.6%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	942,701	22,530,555
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	739,765	22,829,165
Total		45,359,720
Total Equity Funds (Cost $965,164,206)		1,115,675,693

Fixed Income Funds 32.8%

Emerging Markets 1.0%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	1,795,399	17,128,107
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 9.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	14,027,521	154,583,286
Investment Grade 22.8%
Columbia Bond Fund, Institutional 3 Class(a)	4,640,638	135,738,655
Columbia Corporate Income Fund, Institutional 3 Class(a)	10,159,789	91,946,087
Columbia Quality Income Fund, Institutional 3 Class(a)	6,137,467	107,282,920
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	5,484,163	53,964,168
Total		388,931,830
Total Fixed Income Funds (Cost $636,792,393)		560,643,223

Money Market Funds 1.5%

Columbia Short-Term Cash Fund, 4.511%(a),(c)	26,043,576	26,040,971
Total Money Market Funds (Cost $26,038,589)		26,040,971
Total Investments in Securities (Cost: $1,627,995,188)		1,702,359,887
Other Assets & Liabilities, Net		7,967,491
Net Assets		1,710,327,378
At January 31, 2025, securities and/or cash totaling $8,724,224 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
7,257,000 EUR	7,503,849 USD	Barclays	02/27/2025	—	(31,907)
15,519,969 USD	24,868,000 AUD	Citi	02/27/2025	—	(58,390)
14,809,255 USD	168,981,000 NOK	Goldman Sachs International	02/27/2025	119,705	—
36,000 GBP	43,935 USD	HSBC	02/27/2025	—	(699)
165,113,000 SEK	15,023,384 USD	Morgan Stanley	02/27/2025	112,716	—
138,000 NZD	77,435 USD	State Street	02/27/2025	—	(434)
15,060,211 USD	12,097,000 GBP	State Street	02/27/2025	—	(62,161)
21,099 USD	3,274,000 JPY	State Street	02/27/2025	62	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2025
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
14,497,889 USD	23,341,000 AUD	UBS	02/27/2025	14,285	—
7,553,580 USD	7,242,000 EUR	UBS	02/27/2025	—	(33,400)
15,102,000 CHF	16,693,103 USD	Wells Fargo	02/27/2025	70,977	—
25,720,000 CHF	28,308,532 USD	Wells Fargo	02/27/2025	—	(372)
14,450,536 USD	20,785,000 CAD	Wells Fargo	02/27/2025	—	(136,406)
Total				317,745	(323,769)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	252	02/2025	EUR	20,069,280	1,436,918	—
IBEX 35 Index	150	02/2025	EUR	18,589,950	1,048,671	—
MSCI Emerging Markets Index	476	03/2025	USD	25,951,520	—	(575,394)
S&P 500 Index E-mini	94	03/2025	USD	28,516,075	—	(293,748)
U.S. Treasury 10-Year Note	577	03/2025	USD	62,802,844	—	(1,046,271)
Total					2,485,589	(1,915,413)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DAX Index	(73)	03/2025	EUR	(39,814,200)	—	(2,293,011)
MSCI EAFE Index	(200)	03/2025	USD	(23,705,000)	—	(301,512)
Russell 2000 Index E-mini	(49)	03/2025	USD	(5,623,730)	—	(13,222)
Total					—	(2,607,745)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended January 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	136,504,259	6,099,270	(6,016,015)	(848,859)	135,738,655	—	(1,025,064)	6,082,576	4,640,638
Columbia Contrarian Core Fund, Institutional 3 Class
	200,188,812	18,007,588	(33,874,466)	20,199,643	204,521,577	16,696,372	8,276,203	1,310,419	5,423,537
Columbia Corporate Income Fund, Institutional 3 Class
	91,264,600	4,221,257	(3,130,705)	(409,065)	91,946,087	—	(577,994)	4,215,644	10,159,789
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	16,989,911	969,063	(1,306,609)	475,742	17,128,107	—	31,378	968,521	1,795,399
Columbia Emerging Markets Fund, Institutional 3 Class
	65,435,723	932,814	(4,185,316)	5,874,688	68,057,909	—	1,994,341	928,977	5,011,628
Columbia High Yield Bond Fund, Institutional 3 Class
	152,828,727	9,215,097	(12,397,379)	4,936,841	154,583,286	—	(1,169,521)	9,210,080	14,027,521
Columbia Large Cap Growth Fund, Institutional 3 Class
	228,197,118	16,745,134	(47,993,565)	32,137,255	229,085,942	11,256,555	16,081,547	—	2,902,761
Columbia Large Cap Value Fund, Institutional 3 Class
	168,598,456	44,133,731	(46,869,240)	8,226,985	174,089,932	12,347,707	9,374,192	2,881,495	10,051,382
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2025
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Overseas Core Fund, Institutional 3 Class
	201,157,229	8,368,701	(14,826,772)	10,816,682	205,515,840	—	476,180	8,367,800	19,780,158
Columbia Quality Income Fund, Institutional 3 Class
	108,830,224	4,592,344	(5,720,194)	(419,454)	107,282,920	—	(1,192,287)	4,560,451	6,137,467
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	186,294,792	12,441,551	(29,793,709)	20,102,139	189,044,773	11,210,495	9,035,264	1,228,497	8,640,072
Columbia Select Small Cap Value Fund, Institutional 3 Class
	21,602,077	3,032,103	(2,700,610)	596,985	22,530,555	2,874,835	517,289	154,560	942,701
Columbia Short-Term Cash Fund, 4.511%
	22,316,287	121,605,884	(117,883,004)	1,804	26,040,971	—	1,557	1,364,996	26,043,576
Columbia Small Cap Growth Fund, Institutional 3 Class
	22,414,756	2,052	(6,716,822)	7,129,179	22,829,165	—	(613,037)	—	739,765
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	54,206,831	1,856,258	(1,097,685)	(1,001,236)	53,964,168	—	(180,309)	1,843,437	5,484,163
Total	1,676,829,802			107,819,329	1,702,359,887	54,385,964	41,029,739	43,117,453

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2025.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2025
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	1,115,675,693	—	—	1,115,675,693
Fixed Income Funds	560,643,223	—	—	560,643,223
Money Market Funds	26,040,971	—	—	26,040,971
Total Investments in Securities	1,702,359,887	—	—	1,702,359,887
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	317,745	—	317,745
Futures Contracts	2,485,589	—	—	2,485,589
Liability
Forward Foreign Currency Exchange Contracts	—	(323,769)	—	(323,769)
Futures Contracts	(4,523,158)	—	—	(4,523,158)
Total	1,700,322,318	(6,024)	—	1,700,316,294
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments
Columbia Capital Allocation Aggressive Portfolio, January 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 80.4%
	Shares	Value ($)
International 19.8%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	5,746,173	78,033,027
Columbia Overseas Core Fund, Institutional 3 Class(a)	17,574,177	182,595,695
Total		260,628,722
U.S. Large Cap 57.3%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	5,228,430	197,164,113
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	2,601,007	205,271,465
Columbia Large Cap Value Fund, Institutional 3 Class(a)	9,027,055	156,348,589
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	8,857,082	193,792,953
Total		752,577,120
U.S. Small Cap 3.3%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	904,637	21,620,825
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	716,854	22,122,119
Total		43,742,944
Total Equity Funds (Cost $888,572,617)		1,056,948,786

Fixed Income Funds 17.7%

Emerging Markets 0.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	688,268	6,566,077
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 7.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	8,394,502	92,507,411
Investment Grade 10.2%
Columbia Corporate Income Fund, Institutional 3 Class(a)	5,408,888	48,950,438
Columbia Quality Income Fund, Institutional 3 Class(a)	3,481,354	60,854,080
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,444,381	24,052,706
Total		133,857,224
Total Fixed Income Funds (Cost $237,091,109)		232,930,712

Money Market Funds 1.4%

Columbia Short-Term Cash Fund, 4.511%(a),(c)	18,006,604	18,004,803
Total Money Market Funds (Cost $18,003,153)		18,004,803
Total Investments in Securities (Cost: $1,143,666,879)		1,307,884,301
Other Assets & Liabilities, Net		6,444,831
Net Assets		1,314,329,132
At January 31, 2025, securities and/or cash totaling $7,023,671 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
6,330,000 EUR	6,545,317 USD	Barclays	02/27/2025	—	(27,830)
13,715,714 USD	21,977,000 AUD	Citi	02/27/2025	—	(51,602)
12,939,398 USD	147,645,000 NOK	Goldman Sachs International	02/27/2025	104,591	—
31,000 GBP	37,832 USD	HSBC	02/27/2025	—	(602)
145,009,000 SEK	13,194,151 USD	Morgan Stanley	02/27/2025	98,991	—
120,000 NZD	67,335 USD	State Street	02/27/2025	—	(378)
13,226,393 USD	10,624,000 GBP	State Street	02/27/2025	—	(54,592)
18,405 USD	2,856,000 JPY	State Street	02/27/2025	54	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Aggressive Portfolio, January 31, 2025
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
12,647,531 USD	20,362,000 AUD	UBS	02/27/2025	12,462	—
6,588,783 USD	6,317,000 EUR	UBS	02/27/2025	—	(29,134)
13,498,000 CHF	14,920,110 USD	Wells Fargo	02/27/2025	63,439	—
22,354,000 CHF	24,603,769 USD	Wells Fargo	02/27/2025	—	(324)
12,558,792 USD	18,064,000 CAD	Wells Fargo	02/27/2025	—	(118,549)
Total				279,537	(283,011)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	211	02/2025	EUR	16,804,040	1,203,132	—
IBEX 35 Index	127	02/2025	EUR	15,739,491	887,875	—
MSCI Emerging Markets Index	440	03/2025	USD	23,988,800	—	(531,876)
S&P 500 Index E-mini	75	03/2025	USD	22,752,188	—	(234,373)
U.S. Treasury 10-Year Note	399	03/2025	USD	43,428,656	—	(723,504)
Total					2,091,007	(1,489,753)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DAX Index	(61)	03/2025	EUR	(33,269,400)	—	(1,916,077)
MSCI EAFE Index	(160)	03/2025	USD	(18,964,000)	—	(241,210)
Russell 2000 Index E-mini	(55)	03/2025	USD	(6,312,350)	—	(14,841)
Total					—	(2,172,128)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended January 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Contrarian Core Fund, Institutional 3 Class
	184,522,329	17,111,103	(22,217,983)	17,748,664	197,164,113	15,865,867	8,721,063	1,245,236	5,228,430
Columbia Corporate Income Fund, Institutional 3 Class
	47,653,593	2,495,163	(669,216)	(529,102)	48,950,438	—	10,874	2,222,018	5,408,888
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	6,249,013	380,931	(247,016)	183,149	6,566,077	—	4,782	364,585	688,268
Columbia Emerging Markets Fund, Institutional 3 Class
	72,248,203	1,738,487	(3,247,286)	7,293,623	78,033,027	—	1,526,299	1,063,147	5,746,173
Columbia High Yield Bond Fund, Institutional 3 Class
	87,410,118	5,794,276	(3,027,705)	2,330,722	92,507,411	—	(112,441)	5,376,939	8,394,502
Columbia Large Cap Growth Fund, Institutional 3 Class
	198,961,022	15,620,541	(37,634,911)	28,324,813	205,271,465	10,047,442	14,429,050	—	2,601,007
Columbia Large Cap Value Fund, Institutional 3 Class
	142,779,229	42,381,652	(36,153,239)	7,340,947	156,348,589	11,026,888	7,724,906	2,535,261	9,027,055
Columbia Overseas Core Fund, Institutional 3 Class
	172,511,015	8,302,535	(7,661,907)	9,444,052	182,595,695	—	308,167	7,420,164	17,574,177
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Aggressive Portfolio, January 31, 2025
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Quality Income Fund, Institutional 3 Class
	60,543,745	3,087,264	(1,774,082)	(1,002,847)	60,854,080	—	93,650	2,566,339	3,481,354
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	183,117,852	12,494,284	(20,348,246)	18,529,063	193,792,953	11,259,222	10,407,562	1,235,062	8,857,082
Columbia Select Small Cap Value Fund, Institutional 3 Class
	19,614,341	3,242,143	(1,377,846)	142,187	21,620,825	2,752,322	817,332	147,974	904,637
Columbia Short-Term Cash Fund, 4.511%
	14,351,376	93,971,456	(90,319,128)	1,099	18,004,803	—	748	943,088	18,006,604
Columbia Small Cap Growth Fund, Institutional 3 Class
	20,480,322	65,360	(3,163,255)	4,739,692	22,122,119	—	1,385,323	—	716,854
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	23,869,328	978,158	(267,549)	(527,231)	24,052,706	—	5,431	818,381	2,444,381
Total	1,234,311,486			94,018,831	1,307,884,301	50,951,741	45,322,746	25,938,194

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2025.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Aggressive Portfolio, January 31, 2025
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	1,056,948,786	—	—	1,056,948,786
Fixed Income Funds	232,930,712	—	—	232,930,712
Money Market Funds	18,004,803	—	—	18,004,803
Total Investments in Securities	1,307,884,301	—	—	1,307,884,301
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	279,537	—	279,537
Futures Contracts	2,091,007	—	—	2,091,007
Liability
Forward Foreign Currency Exchange Contracts	—	(283,011)	—	(283,011)
Futures Contracts	(3,661,881)	—	—	(3,661,881)
Total	1,306,313,427	(3,474)	—	1,306,309,953
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Statement of Assets and Liabilities
January 31, 2025

	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $163,256,568, $349,880,633, $1,054,582,424, respectively)	$152,728,382	$334,764,728	$1,042,750,188
Margin deposits on:
Futures contracts	572,617	1,388,837	5,259,624
Unrealized appreciation on forward foreign currency exchange contracts	16,139	44,572	166,600
Receivable for:
Investments sold	—	308,766	914,385
Capital shares sold	351,450	195,667	182,314
Dividends	440,968	789,426	1,952,482
Foreign tax reclaims	5,075	6,133	5,445
Variation margin for futures contracts	14,048	39,704	188,840
Prepaid expenses	3,982	4,769	7,644
Total assets	154,132,661	337,542,602	1,051,427,522
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	16,824	45,817	170,970
Payable for:
Investments purchased	651,247	726,828	1,893,555
Capital shares redeemed	81,235	504,433	1,096,699
Variation margin for futures contracts	47,936	113,359	475,706
Management services fees	340	471	934
Distribution and/or service fees	1,135	2,615	8,074
Transfer agent fees	11,937	19,992	59,502
Compensation of chief compliance officer	29	62	193
Compensation of board members	1,050	1,206	1,817
Other expenses	30,181	31,221	41,030
Deferred compensation of board members	104,373	91,105	137,555
Total liabilities	946,287	1,537,109	3,886,035
Net assets applicable to outstanding capital stock	$153,186,374	$336,005,493	$1,047,541,487
Represented by
Paid in capital	172,472,992	354,227,877	1,046,171,189
Total distributable earnings (loss)	(19,286,618)	(18,222,384)	1,370,298
Total - representing net assets applicable to outstanding capital stock	$153,186,374	$336,005,493	$1,047,541,487
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Statement of Assets and Liabilities (continued)
January 31, 2025
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Class A
Net assets	$133,615,429	$302,445,748	$951,779,086
Shares outstanding	14,449,886	30,012,666	89,539,510
Net asset value per share	$9.25	$10.08	$10.63
Maximum sales charge	4.75%	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.71	$10.69	$11.28
Class C
Net assets	$7,959,237	$18,507,950	$55,269,223
Shares outstanding	866,924	1,873,039	5,263,906
Net asset value per share	$9.18	$9.88	$10.50
Institutional Class
Net assets	$11,611,708	$13,377,622	$30,537,042
Shares outstanding	1,256,792	1,355,765	2,878,691
Net asset value per share	$9.24	$9.87	$10.61
Institutional 3 Class
Net assets	$—	$—	$9,956,136
Shares outstanding	—	—	955,260
Net asset value per share	$—	$—	$10.42
Class R
Net assets	$—	$1,674,173	$—
Shares outstanding	—	165,737	—
Net asset value per share	$—	$10.10	$—
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Statement of Assets and Liabilities (continued)
January 31, 2025

	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $1,627,995,188, $1,143,666,879, respectively)	$1,702,359,887	$1,307,884,301
Cash	60	—
Foreign currency (cost $900, $—, respectively)	895	—
Margin deposits on:
Futures contracts	8,724,224	7,023,671
Unrealized appreciation on forward foreign currency exchange contracts	317,745	279,537
Receivable for:
Investments sold	749,438	368,588
Capital shares sold	233,806	230,109
Dividends	2,251,763	989,400
Foreign tax reclaims	3,705	8,601
Variation margin for futures contracts	335,877	287,409
Prepaid expenses	9,578	7,754
Other assets	10,971	—
Total assets	1,714,997,949	1,317,079,370
Liabilities
Due to custodian	—	3,682
Unrealized depreciation on forward foreign currency exchange contracts	323,769	283,011
Payable for:
Investments purchased	2,163,614	929,714
Capital shares redeemed	983,046	598,698
Variation margin for futures contracts	765,284	629,487
Management services fees	1,484	1,106
Distribution and/or service fees	12,271	9,588
Transfer agent fees	99,564	80,351
Compensation of chief compliance officer	313	239
Compensation of board members	2,371	2,025
Other expenses	61,242	48,184
Deferred compensation of board members	257,613	164,153
Total liabilities	4,670,571	2,750,238
Net assets applicable to outstanding capital stock	$1,710,327,378	$1,314,329,132
Represented by
Paid in capital	1,589,149,885	1,098,455,112
Total distributable earnings (loss)	121,177,493	215,874,020
Total - representing net assets applicable to outstanding capital stock	$1,710,327,378	$1,314,329,132
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Statement of Assets and Liabilities (continued)
January 31, 2025
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Class A
Net assets	$1,511,664,233	$1,134,905,883
Shares outstanding	126,380,997	84,985,860
Net asset value per share	$11.96	$13.35
Maximum sales charge	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.69	$14.16
Class C
Net assets	$65,585,300	$63,506,070
Shares outstanding	5,467,692	4,952,760
Net asset value per share	$12.00	$12.82
Institutional Class
Net assets	$106,287,083	$82,838,964
Shares outstanding	8,914,693	6,246,131
Net asset value per share	$11.92	$13.26
Institutional 3 Class
Net assets	$12,807,883	$31,221,748
Shares outstanding	1,099,706	2,422,317
Net asset value per share	$11.65	$12.89
Class R
Net assets	$4,979,327	$1,856,467
Shares outstanding	416,743	140,930
Net asset value per share	$11.95	$13.17
Class S
Net assets	$9,003,552	$—
Shares outstanding	755,249	—
Net asset value per share	$11.92	$—
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Statement of Operations
Year Ended January 31, 2025

	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$6,283,117	$11,936,864	$32,756,296
Other Income	18,745	49,795	184,675
Foreign taxes withheld	(541)	—	—
Total income	6,301,321	11,986,659	32,940,971
Expenses:
Management services fees	124,785	173,794	352,052
Distribution and/or service fees
Class A	347,477	776,296	2,436,077
Class C	89,336	200,659	596,075
Class R	317	7,469	2,308
Transfer agent fees
Class A	122,370	229,940	690,010
Advisor Class	4,473	2,159	8,655
Class C	7,871	14,872	42,220
Institutional Class	7,189	8,499	15,711
Institutional 2 Class	67	133	311
Institutional 3 Class	112	39	756
Class R	58	1,102	338
Custodian fees	21,319	20,445	22,950
Printing and postage fees	21,313	29,023	59,119
Registration fees	81,219	86,880	110,339
Accounting services fees	30,928	30,928	30,928
Legal fees	14,280	16,412	24,823
Interest on collateral	—	—	295
Compensation of chief compliance officer	28	62	191
Compensation of board members	12,533	14,401	21,807
Deferred compensation of board members	18,449	16,963	25,594
Other	14,073	15,911	25,014
Total expenses	918,197	1,645,987	4,465,573
Expense reduction	(60)	(40)	(60)
Total net expenses	918,137	1,645,947	4,465,513
Net investment income	5,383,184	10,340,712	28,475,458
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	314	512	2,018
Investments — affiliated issuers	(2,113,003)	1,447,537	17,874,675
Capital gain distributions from underlying affiliated funds	1,765,395	6,750,644	24,965,228
Foreign currency translations	(14,584)	(27,796)	(75,350)
Forward foreign currency exchange contracts	(274,730)	(733,108)	(2,740,541)
Futures contracts	318,789	1,174,611	5,161,974
Net realized gain (loss)	(317,819)	8,612,400	45,188,004
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	5,104,747	11,938,590	52,304,628
Foreign currency translations	(61)	(1,015)	(751)
Forward foreign currency exchange contracts	(685)	(1,245)	(4,370)
Futures contracts	(321,547)	(645,917)	(3,192,253)
Net change in unrealized appreciation (depreciation)	4,782,454	11,290,413	49,107,254
Net realized and unrealized gain	4,464,635	19,902,813	94,295,258
Net increase in net assets resulting from operations	$9,847,819	$30,243,525	$122,770,716
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Statement of Operations (continued)
Year Ended January 31, 2025

	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$43,117,453	$25,938,194
Other Income	339,216	281,437
Foreign taxes withheld	—	(21)
Total income	43,456,669	26,219,610
Expenses:
Management services fees	551,610	410,360
Distribution and/or service fees
Class A	3,777,949	2,791,805
Class C	679,191	632,660
Class R	29,831	19,554
Transfer agent fees
Class A	1,305,570	902,485
Advisor Class	18,532	30,762
Class C	58,721	51,133
Institutional Class	78,391	35,290
Institutional 2 Class	812	618
Institutional 3 Class	722	1,894
Class R	5,199	3,187
Class S	2,531	—
Custodian fees	25,868	22,505
Printing and postage fees	100,469	69,537
Registration fees	118,485	136,594
Accounting services fees	30,928	28,303
Legal fees	32,230	27,479
Interest on collateral	481	368
Compensation of chief compliance officer	311	237
Compensation of board members	28,215	23,992
Deferred compensation of board members	44,991	30,342
Other	38,552	27,514
Total expenses	6,929,589	5,246,619
Expense reduction	(4,304)	(260)
Total net expenses	6,925,285	5,246,359
Net investment income	36,531,384	20,973,251
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,133	1,378
Investments — affiliated issuers	41,029,739	45,322,746
Capital gain distributions from underlying affiliated funds	54,385,964	50,951,741
Foreign currency translations	(131,148)	(157,262)
Forward foreign currency exchange contracts	(5,033,661)	(4,345,118)
Futures contracts	10,115,764	8,769,366
Net realized gain	100,368,791	100,542,851
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	107,819,329	94,018,831
Foreign currency translations	(505)	(1,235)
Forward foreign currency exchange contracts	(6,024)	(3,474)
Futures contracts	(5,169,184)	(4,119,259)
Net change in unrealized appreciation (depreciation)	102,643,616	89,894,863
Net realized and unrealized gain	203,012,407	190,437,714
Net increase in net assets resulting from operations	$239,543,791	$211,410,965
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Statement of Changes in Net Assets

	Columbia Capital Allocation Conservative Portfolio		Columbia Capital Allocation Moderate Conservative Portfolio
	Year Ended January 31, 2025	Year Ended January 31, 2024	Year Ended January 31, 2025	Year Ended January 31, 2024
Operations
Net investment income	$5,383,184	$5,720,679	$10,340,712	$10,536,803
Net realized gain (loss)	(317,819)	(6,820,261)	8,612,400	(9,262,394)
Net change in unrealized appreciation (depreciation)	4,782,454	9,661,717	11,290,413	23,094,847
Net increase in net assets resulting from operations	9,847,819	8,562,135	30,243,525	24,369,256
Distributions to shareholders
Net investment income and net realized gains
Class A	(4,554,649)	(4,742,066)	(8,998,926)	(12,626,628)
Advisor Class	(175,761)	(245,828)	(74,748)	(150,830)
Class C	(227,573)	(262,873)	(437,294)	(740,256)
Institutional Class	(297,431)	(297,622)	(379,951)	(522,301)
Institutional 2 Class	(3,320)	(17,204)	(5,390)	(38,652)
Institutional 3 Class	(20,737)	(132,988)	(5,797)	(196,824)
Class R	(453)	(21,147)	(40,263)	(48,071)
Total distributions to shareholders	(5,279,924)	(5,719,728)	(9,942,369)	(14,323,562)
Decrease in net assets from capital stock activity	(22,173,163)	(20,724,824)	(38,595,175)	(45,398,671)
Total decrease in net assets	(17,605,268)	(17,882,417)	(18,294,019)	(35,352,977)
Net assets at beginning of year	170,791,642	188,674,059	354,299,512	389,652,489
Net assets at end of year	$153,186,374	$170,791,642	$336,005,493	$354,299,512
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Statement of Changes in Net Assets  (continued)

	Columbia Capital Allocation Moderate Portfolio		Columbia Capital Allocation Moderate Aggressive Portfolio
	Year Ended January 31, 2025	Year Ended January 31, 2024	Year Ended January 31, 2025	Year Ended January 31, 2024
Operations
Net investment income	$28,475,458	$29,670,009	$36,531,384	$36,439,304
Net realized gain (loss)	45,188,004	(3,253,072)	100,368,791	26,209,807
Net change in unrealized appreciation (depreciation)	49,107,254	71,295,718	102,643,616	118,399,799
Net increase in net assets resulting from operations	122,770,716	97,712,655	239,543,791	181,048,910
Distributions to shareholders
Net investment income and net realized gains
Class A	(49,012,581)	(42,175,375)	(95,272,421)	(63,678,521)
Advisor Class	(336,350)	(599,570)	(774,013)	(1,626,794)
Class C	(2,555,983)	(2,304,665)	(3,717,642)	(2,706,163)
Institutional Class	(1,391,980)	(1,049,293)	(6,466,698)	(3,989,809)
Institutional 2 Class	(15,926)	(94,853)	(23,481)	(235,809)
Institutional 3 Class	(557,016)	(998,905)	(897,786)	(1,307,549)
Class R	(4,226)	(160,145)	(302,894)	(675,468)
Class S	—	—	(344,553)	—
Class V	—	—	—	(2,400,669)
Total distributions to shareholders	(53,874,062)	(47,382,806)	(107,799,488)	(76,620,782)
Decrease in net assets from capital stock activity	(115,162,725)	(125,067,273)	(108,341,557)	(147,608,120)
Total increase (decrease) in net assets	(46,266,071)	(74,737,424)	23,402,746	(43,179,992)
Net assets at beginning of year	1,093,807,558	1,168,544,982	1,686,924,632	1,730,104,624
Net assets at end of year	$1,047,541,487	$1,093,807,558	$1,710,327,378	$1,686,924,632
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Statement of Changes in Net Assets  (continued)

	Columbia Capital Allocation Aggressive Portfolio
	Year Ended January 31, 2025	Year Ended January 31, 2024
Operations
Net investment income	$20,973,251	$23,208,854
Net realized gain	100,542,851	6,555,842
Net change in unrealized appreciation (depreciation)	89,894,863	121,366,604
Net increase in net assets resulting from operations	211,410,965	151,131,300
Distributions to shareholders
Net investment income and net realized gains
Class A	(55,676,149)	(57,217,402)
Advisor Class	(74,401)	(1,545,839)
Class C	(2,809,992)	(3,005,309)
Institutional Class	(4,146,616)	(1,796,526)
Institutional 2 Class	—	(269,686)
Institutional 3 Class	(1,650,460)	(3,067,980)
Class R	(113,994)	(611,898)
Total distributions to shareholders	(64,471,612)	(67,514,640)
Decrease in net assets from capital stock activity	(75,627,599)	(73,080,272)
Total increase in net assets	71,311,754	10,536,388
Net assets at beginning of year	1,243,017,378	1,232,480,990
Net assets at end of year	$1,314,329,132	$1,243,017,378
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Statement of Changes in Net Assets  (continued)

	Columbia Capital Allocation Conservative Portfolio				Columbia Capital Allocation Moderate Conservative Portfolio
	Year Ended		Year Ended		Year Ended		Year Ended
	January 31, 2025		January 31, 2024		January 31, 2025		January 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	881,055	8,093,669	988,911	8,605,781	1,639,848	16,329,601	1,800,053	16,456,292
Distributions reinvested	478,732	4,386,735	522,779	4,556,853	853,445	8,460,718	1,287,931	11,837,993
Shares redeemed	(2,774,632)	(25,424,987)	(3,332,906)	(29,027,064)	(5,490,256)	(54,398,020)	(6,619,938)	(60,607,887)
Net decrease	(1,414,845)	(12,944,583)	(1,821,216)	(15,864,430)	(2,996,963)	(29,607,701)	(3,531,954)	(32,313,602)
Advisor Class
Shares sold	271,169	2,455,420	763,288	6,598,921	52,602	505,535	155,511	1,405,340
Distributions reinvested	14,190	128,777	19,071	164,057	7,667	74,715	16,624	150,766
Shares redeemed	(957,320)	(8,792,705)	(616,752)	(5,248,996)	(440,034)	(4,371,738)	(268,815)	(2,426,311)
Net increase (decrease)	(671,961)	(6,208,508)	165,607	1,513,982	(379,765)	(3,791,488)	(96,680)	(870,205)
Class C
Shares sold	141,239	1,289,430	179,025	1,531,034	248,028	2,416,800	326,311	2,933,909
Distributions reinvested	25,010	227,572	30,301	262,798	44,621	434,056	81,196	733,540
Shares redeemed	(390,026)	(3,545,728)	(465,965)	(4,019,641)	(694,413)	(6,734,160)	(964,153)	(8,667,589)
Net decrease	(223,777)	(2,028,726)	(256,639)	(2,225,809)	(401,764)	(3,883,304)	(556,646)	(5,000,140)
Institutional Class
Shares sold	722,162	6,678,467	337,283	2,931,700	800,949	7,871,230	619,486	5,561,672
Distributions reinvested	23,930	219,079	27,257	237,023	35,337	343,052	53,329	479,880
Shares redeemed	(401,060)	(3,665,764)	(448,309)	(3,853,720)	(788,741)	(7,652,031)	(780,224)	(7,010,242)
Net increase (decrease)	345,032	3,231,782	(83,769)	(684,997)	47,545	562,251	(107,409)	(968,690)
Institutional 2 Class
Shares sold	225	2,002	43,716	376,005	1,023	9,586	191,028	1,727,846
Distributions reinvested	370	3,301	1,984	17,131	549	5,235	4,148	37,625
Shares redeemed	(58,283)	(514,310)	(34,388)	(292,689)	(107,968)	(1,005,035)	(185,901)	(1,678,162)
Net increase (decrease)	(57,688)	(509,007)	11,312	100,447	(106,396)	(990,214)	9,275	87,309
Institutional 3 Class
Shares sold	6,871	61,343	227,749	1,968,172	1,048	9,682	63,257	562,215
Distributions reinvested	1,857	16,566	14,612	125,898	518	4,848	21,268	188,391
Shares redeemed	(365,519)	(3,212,794)	(626,481)	(5,425,671)	(131,295)	(1,216,436)	(766,807)	(6,768,578)
Net decrease	(356,791)	(3,134,885)	(384,120)	(3,331,601)	(129,729)	(1,201,906)	(682,282)	(6,017,972)
Class R
Shares sold	396	3,560	6,576	57,253	33,293	325,510	15,159	138,360
Distributions reinvested	44	394	2,408	20,938	4,045	40,263	5,217	48,071
Shares redeemed	(64,611)	(583,190)	(35,924)	(310,607)	(4,978)	(48,586)	(55,037)	(501,802)
Net increase (decrease)	(64,171)	(579,236)	(26,940)	(232,416)	32,360	317,187	(34,661)	(315,371)
Total net decrease	(2,444,201)	(22,173,163)	(2,395,765)	(20,724,824)	(3,934,712)	(38,595,175)	(5,000,357)	(45,398,671)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Statement of Changes in Net Assets  (continued)

	Columbia Capital Allocation Moderate Portfolio				Columbia Capital Allocation Moderate Aggressive Portfolio
	Year Ended		Year Ended		Year Ended		Year Ended
	January 31, 2025		January 31, 2024		January 31, 2025		January 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	3,757,584	39,614,519	3,953,189	37,635,816	4,641,712	54,793,006	11,051,581	117,478,777
Distributions reinvested	4,643,239	48,609,399	4,393,273	41,830,781	7,159,662	84,039,748	5,314,704	55,935,027
Shares redeemed	(16,934,507)	(178,068,133)	(18,147,006)	(172,539,818)	(18,050,628)	(213,172,599)	(18,728,114)	(196,506,483)
Net decrease	(8,533,684)	(89,844,215)	(9,800,544)	(93,073,221)	(6,249,254)	(74,339,845)	(2,361,829)	(23,092,679)
Advisor Class
Shares sold	471,452	4,813,874	979,936	9,111,973	1,011,521	11,832,717	697,994	7,351,989
Distributions reinvested	32,242	333,162	63,126	589,960	52,841	630,336	126,854	1,345,626
Shares redeemed	(1,838,304)	(19,554,258)	(511,348)	(4,809,926)	(2,698,542)	(33,405,426)	(2,813,361)	(30,403,641)
Net increase (decrease)	(1,334,610)	(14,407,222)	531,714	4,892,007	(1,634,180)	(20,942,373)	(1,988,513)	(21,706,026)
Class C
Shares sold	885,924	9,170,930	866,959	8,142,282	817,565	9,672,934	955,668	10,033,271
Distributions reinvested	244,380	2,528,725	242,125	2,282,405	313,976	3,696,014	254,363	2,688,812
Shares redeemed	(2,026,322)	(21,076,704)	(2,435,994)	(22,860,559)	(1,937,463)	(22,848,440)	(2,261,613)	(23,746,224)
Net decrease	(896,018)	(9,377,049)	(1,326,910)	(12,435,872)	(805,922)	(9,479,492)	(1,051,582)	(11,024,141)
Institutional Class
Shares sold	2,630,751	27,915,672	1,404,906	13,331,177	3,921,969	47,168,034	1,427,800	14,913,374
Distributions reinvested	129,541	1,352,956	107,740	1,022,560	458,269	5,361,776	316,088	3,311,720
Shares redeemed	(1,889,945)	(19,831,876)	(2,379,466)	(22,602,657)	(3,198,946)	(38,008,130)	(2,110,347)	(22,013,991)
Net increase (decrease)	870,347	9,436,752	(866,820)	(8,248,920)	1,181,292	14,521,680	(366,459)	(3,788,897)
Institutional 2 Class
Shares sold	3,414	33,801	114,321	1,074,926	7,689	88,089	205,996	2,177,547
Distributions reinvested	1,583	15,911	10,147	94,761	2,009	23,470	22,140	235,809
Shares redeemed	(252,402)	(2,467,330)	(84,112)	(781,097)	(517,015)	(5,904,088)	(155,065)	(1,638,897)
Net increase (decrease)	(247,405)	(2,417,618)	40,356	388,590	(507,317)	(5,792,529)	73,071	774,459
Institutional 3 Class
Shares sold	298,033	3,050,777	595,447	5,559,906	160,277	1,831,114	327,605	3,348,344
Distributions reinvested	53,630	550,139	105,382	982,950	61,208	699,499	114,138	1,168,110
Shares redeemed	(823,775)	(8,375,321)	(2,391,167)	(22,418,619)	(1,066,455)	(12,009,653)	(2,084,488)	(21,216,175)
Net decrease	(472,112)	(4,774,405)	(1,690,338)	(15,875,763)	(844,970)	(9,479,040)	(1,642,745)	(16,699,721)
Class R
Shares sold	3,471	34,834	24,145	229,395	22,098	260,963	71,218	752,478
Distributions reinvested	403	4,115	16,834	159,659	25,808	302,645	64,191	675,166
Shares redeemed	(376,735)	(3,817,917)	(118,076)	(1,103,148)	(1,109,145)	(12,578,863)	(268,815)	(2,806,011)
Net decrease	(372,861)	(3,778,968)	(77,097)	(714,094)	(1,061,239)	(12,015,255)	(133,406)	(1,378,367)
Class S
Shares sold	—	—	—	—	790,676	9,618,133	—	—
Distributions reinvested	—	—	—	—	29,499	344,553	—	—
Shares redeemed	—	—	—	—	(64,926)	(777,389)	—	—
Net increase	—	—	—	—	755,249	9,185,297	—	—
Class V
Shares sold	—	—	—	—	—	—	25,424	261,388
Distributions reinvested	—	—	—	—	—	—	199,138	2,071,286
Shares redeemed	—	—	—	—	—	—	(6,817,646)	(73,025,422)
Net decrease	—	—	—	—	—	—	(6,593,084)	(70,692,748)
Total net decrease	(10,986,343)	(115,162,725)	(13,189,639)	(125,067,273)	(9,166,341)	(108,341,557)	(14,064,547)	(147,608,120)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Statement of Changes in Net Assets  (continued)

	Columbia Capital Allocation Aggressive Portfolio
	Year Ended		Year Ended
	January 31, 2025		January 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	3,260,411	42,671,068	3,573,135	40,454,883
Distributions reinvested	3,897,632	50,908,070	4,541,184	52,044,293
Shares redeemed	(11,480,939)	(149,884,220)	(12,131,312)	(137,056,943)
Net decrease	(4,322,896)	(56,305,082)	(4,016,993)	(44,557,767)
Advisor Class
Shares sold	2,244,110	27,362,637	1,129,955	12,171,466
Distributions reinvested	4,772	60,653	102,422	1,140,127
Shares redeemed	(4,517,949)	(60,344,819)	(848,582)	(9,458,167)
Net increase (decrease)	(2,269,067)	(32,921,529)	383,795	3,853,426
Class C
Shares sold	782,972	9,791,433	876,269	9,528,089
Distributions reinvested	222,329	2,790,334	271,372	2,981,076
Shares redeemed	(1,358,589)	(17,020,769)	(1,667,930)	(18,072,946)
Net decrease	(353,288)	(4,439,002)	(520,289)	(5,563,781)
Institutional Class
Shares sold	4,848,615	65,524,709	1,200,561	13,441,219
Distributions reinvested	239,319	3,104,125	108,469	1,235,140
Shares redeemed	(1,468,391)	(19,138,718)	(1,651,369)	(18,495,563)
Net increase (decrease)	3,619,543	49,490,116	(342,339)	(3,819,204)
Institutional 2 Class
Shares sold	2,387	28,318	142,476	1,551,747
Distributions reinvested	—	—	24,234	269,553
Shares redeemed	(405,024)	(4,796,146)	(209,066)	(2,293,868)
Net decrease	(402,637)	(4,767,828)	(42,356)	(472,568)
Institutional 3 Class
Shares sold	237,845	2,986,451	581,747	6,342,046
Distributions reinvested	129,176	1,627,985	274,608	3,040,373
Shares redeemed	(1,628,778)	(19,972,733)	(2,966,474)	(32,487,531)
Net decrease	(1,261,757)	(15,358,297)	(2,110,119)	(23,105,112)
Class R
Shares sold	22,312	284,367	118,299	1,318,210
Distributions reinvested	8,843	113,994	54,100	611,898
Shares redeemed	(944,465)	(11,724,338)	(120,578)	(1,345,374)
Net increase (decrease)	(913,310)	(11,325,977)	51,821	584,734
Total net decrease	(5,903,412)	(75,627,599)	(6,596,480)	(73,080,272)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

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Columbia Capital Allocation Portfolios  | 2025

Financial Highlights
Columbia Capital Allocation Conservative Portfolio
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2025	$8.99	0.31	0.25	0.56	(0.30)	—	(0.30)
Year Ended 1/31/2024	$8.82	0.28	0.17	0.45	(0.28)	—	(0.28)
Year Ended 1/31/2023	$10.08	0.17	(1.05)	(0.88)	(0.15)	(0.23)	(0.38)
Year Ended 1/31/2022	$10.62	0.14	0.02	0.16	(0.20)	(0.50)	(0.70)
Year Ended 1/31/2021	$10.31	0.17	0.49	0.66	(0.23)	(0.12)	(0.35)
Class C
Year Ended 1/31/2025	$8.93	0.24	0.24	0.48	(0.23)	—	(0.23)
Year Ended 1/31/2024	$8.76	0.21	0.18	0.39	(0.22)	—	(0.22)
Year Ended 1/31/2023	$10.02	0.10	(1.05)	(0.95)	(0.08)	(0.23)	(0.31)
Year Ended 1/31/2022	$10.55	0.06	0.03	0.09	(0.12)	(0.50)	(0.62)
Year Ended 1/31/2021	$10.25	0.09	0.49	0.58	(0.16)	(0.12)	(0.28)
Institutional Class
Year Ended 1/31/2025	$8.98	0.34	0.25	0.59	(0.33)	—	(0.33)
Year Ended 1/31/2024	$8.81	0.30	0.17	0.47	(0.30)	—	(0.30)
Year Ended 1/31/2023	$10.08	0.19	(1.06)	(0.87)	(0.17)	(0.23)	(0.40)
Year Ended 1/31/2022	$10.61	0.16	0.04	0.20	(0.23)	(0.50)	(0.73)
Year Ended 1/31/2021	$10.30	0.20	0.49	0.69	(0.26)	(0.12)	(0.38)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Financial Highlights (continued)
Columbia Capital Allocation Conservative Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2025	$9.25	6.33%	0.55%	0.55% (c)	3.35%	7%	$133,615
Year Ended 1/31/2024	$8.99	5.28%	0.53%	0.53% (c)	3.23%	17%	$142,613
Year Ended 1/31/2023	$8.82	(8.64% )	0.53% (d)	0.53% (c),(d)	1.90%	11%	$155,991
Year Ended 1/31/2022	$10.08	1.41%	0.50% (d)	0.50% (c),(d)	1.29%	16%	$198,949
Year Ended 1/31/2021	$10.62	6.60%	0.55% (d)	0.55% (c),(d)	1.66%	63%	$203,326
Class C
Year Ended 1/31/2025	$9.18	5.46%	1.30%	1.30% (c)	2.59%	7%	$7,959
Year Ended 1/31/2024	$8.93	4.53%	1.28%	1.28% (c)	2.46%	17%	$9,737
Year Ended 1/31/2023	$8.76	(9.39% )	1.28% (d)	1.28% (c),(d)	1.11%	11%	$11,804
Year Ended 1/31/2022	$10.02	0.75%	1.25% (d)	1.25% (c),(d)	0.54%	16%	$18,376
Year Ended 1/31/2021	$10.55	5.73%	1.30% (d)	1.30% (c),(d)	0.90%	63%	$19,243
Institutional Class
Year Ended 1/31/2025	$9.24	6.60%	0.30%	0.30% (c)	3.69%	7%	$11,612
Year Ended 1/31/2024	$8.98	5.55%	0.28%	0.28% (c)	3.47%	17%	$8,189
Year Ended 1/31/2023	$8.81	(8.50% )	0.28% (d)	0.28% (c),(d)	2.11%	11%	$8,773
Year Ended 1/31/2022	$10.08	1.76%	0.25% (d)	0.25% (c),(d)	1.55%	16%	$11,759
Year Ended 1/31/2021	$10.61	6.88%	0.30% (d)	0.30% (c),(d)	1.92%	63%	$10,576
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Financial Highlights
Columbia Capital Allocation Moderate Conservative Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2025	$9.51	0.30	0.56	0.86	(0.29)	—	(0.29)
Year Ended 1/31/2024	$9.23	0.27	0.38	0.65	(0.27)	(0.10)	(0.37)
Year Ended 1/31/2023	$10.77	0.17	(1.15)	(0.98)	(0.17)	(0.39)	(0.56)
Year Ended 1/31/2022	$11.29	0.16	0.36	0.52	(0.28)	(0.76)	(1.04)
Year Ended 1/31/2021	$10.97	0.17	0.72	0.89	(0.23)	(0.34)	(0.57)
Class C
Year Ended 1/31/2025	$9.33	0.22	0.55	0.77	(0.22)	—	(0.22)
Year Ended 1/31/2024	$9.06	0.20	0.37	0.57	(0.20)	(0.10)	(0.30)
Year Ended 1/31/2023	$10.58	0.09	(1.12)	(1.03)	(0.10)	(0.39)	(0.49)
Year Ended 1/31/2022	$11.11	0.07	0.35	0.42	(0.19)	(0.76)	(0.95)
Year Ended 1/31/2021	$10.80	0.09	0.71	0.80	(0.15)	(0.34)	(0.49)
Institutional Class
Year Ended 1/31/2025	$9.32	0.32	0.54	0.86	(0.31)	—	(0.31)
Year Ended 1/31/2024	$9.05	0.29	0.37	0.66	(0.29)	(0.10)	(0.39)
Year Ended 1/31/2023	$10.58	0.19	(1.13)	(0.94)	(0.20)	(0.39)	(0.59)
Year Ended 1/31/2022	$11.11	0.19	0.35	0.54	(0.31)	(0.76)	(1.07)
Year Ended 1/31/2021	$10.80	0.19	0.72	0.91	(0.26)	(0.34)	(0.60)
Class R
Year Ended 1/31/2025	$9.53	0.28	0.56	0.84	(0.27)	—	(0.27)
Year Ended 1/31/2024	$9.25	0.24	0.39	0.63	(0.25)	(0.10)	(0.35)
Year Ended 1/31/2023	$10.79	0.15	(1.15)	(1.00)	(0.15)	(0.39)	(0.54)
Year Ended 1/31/2022	$11.31	0.14	0.35	0.49	(0.25)	(0.76)	(1.01)
Year Ended 1/31/2021	$10.99	0.16	0.70	0.86	(0.20)	(0.34)	(0.54)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Financial Highlights (continued)
Columbia Capital Allocation Moderate Conservative Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2025	$10.08	9.13%	0.44%	0.44% (c)	3.02%	8%	$302,446
Year Ended 1/31/2024	$9.51	7.23%	0.43%	0.43% (c)	2.95%	11%	$313,866
Year Ended 1/31/2023	$9.23	(8.89% )	0.44% (d)	0.44% (c),(d)	1.76%	9%	$337,157
Year Ended 1/31/2022	$10.77	4.48%	0.41% (d)	0.41% (c),(d)	1.42%	18%	$425,491
Year Ended 1/31/2021	$11.29	8.50%	0.49% (d)	0.49% (c),(d)	1.60%	66%	$443,656
Class C
Year Ended 1/31/2025	$9.88	8.26%	1.19%	1.19% (c)	2.26%	8%	$18,508
Year Ended 1/31/2024	$9.33	6.45%	1.18%	1.18% (c)	2.18%	11%	$21,219
Year Ended 1/31/2023	$9.06	(9.58% )	1.18% (d)	1.18% (c),(d)	0.97%	9%	$25,646
Year Ended 1/31/2022	$10.58	3.66%	1.16% (d)	1.16% (c),(d)	0.66%	18%	$37,844
Year Ended 1/31/2021	$11.11	7.70%	1.24% (d)	1.24% (c),(d)	0.85%	66%	$45,087
Institutional Class
Year Ended 1/31/2025	$9.87	9.37%	0.19%	0.19% (c)	3.33%	8%	$13,378
Year Ended 1/31/2024	$9.32	7.54%	0.18%	0.18% (c)	3.21%	11%	$12,188
Year Ended 1/31/2023	$9.05	(8.72% )	0.19% (d)	0.19% (c),(d)	2.01%	9%	$12,809
Year Ended 1/31/2022	$10.58	4.73%	0.16% (d)	0.16% (c),(d)	1.66%	18%	$16,861
Year Ended 1/31/2021	$11.11	8.82%	0.24% (d)	0.24% (c),(d)	1.82%	66%	$16,686
Class R
Year Ended 1/31/2025	$10.10	8.84%	0.69%	0.69% (c)	2.81%	8%	$1,674
Year Ended 1/31/2024	$9.53	6.95%	0.68%	0.68% (c)	2.65%	11%	$1,271
Year Ended 1/31/2023	$9.25	(9.11% )	0.69% (d)	0.69% (c),(d)	1.54%	9%	$1,554
Year Ended 1/31/2022	$10.79	4.21%	0.66% (d)	0.66% (c),(d)	1.17%	18%	$1,673
Year Ended 1/31/2021	$11.31	8.21%	0.74% (d)	0.74% (c),(d)	1.48%	66%	$1,625
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Financial Highlights
Columbia Capital Allocation Moderate Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2025	$9.99	0.28	0.91	1.19	(0.29)	(0.26)	(0.55)
Year Ended 1/31/2024	$9.53	0.26	0.61	0.87	(0.25)	(0.16)	(0.41)
Year Ended 1/31/2023	$11.17	0.16	(1.27)	(1.11)	(0.16)	(0.37)	(0.53)
Year Ended 1/31/2022	$11.91	0.19	0.60	0.79	(0.36)	(1.17)	(1.53)
Year Ended 1/31/2021	$11.32	0.18	1.03	1.21	(0.27)	(0.35)	(0.62)
Class C
Year Ended 1/31/2025	$9.87	0.20	0.90	1.10	(0.21)	(0.26)	(0.47)
Year Ended 1/31/2024	$9.42	0.18	0.61	0.79	(0.18)	(0.16)	(0.34)
Year Ended 1/31/2023	$11.05	0.08	(1.25)	(1.17)	(0.09)	(0.37)	(0.46)
Year Ended 1/31/2022	$11.80	0.10	0.59	0.69	(0.27)	(1.17)	(1.44)
Year Ended 1/31/2021	$11.21	0.10	1.03	1.13	(0.19)	(0.35)	(0.54)
Institutional Class
Year Ended 1/31/2025	$9.97	0.32	0.89	1.21	(0.31)	(0.26)	(0.57)
Year Ended 1/31/2024	$9.51	0.28	0.62	0.90	(0.28)	(0.16)	(0.44)
Year Ended 1/31/2023	$11.15	0.18	(1.26)	(1.08)	(0.19)	(0.37)	(0.56)
Year Ended 1/31/2022	$11.89	0.23	0.59	0.82	(0.39)	(1.17)	(1.56)
Year Ended 1/31/2021	$11.31	0.21	1.02	1.23	(0.30)	(0.35)	(0.65)
Institutional 3 Class
Year Ended 1/31/2025	$9.80	0.30	0.90	1.20	(0.32)	(0.26)	(0.58)
Year Ended 1/31/2024	$9.36	0.27	0.61	0.88	(0.28)	(0.16)	(0.44)
Year Ended 1/31/2023	$10.98	0.18	(1.23)	(1.05)	(0.20)	(0.37)	(0.57)
Year Ended 1/31/2022	$11.74	0.23	0.57	0.80	(0.39)	(1.17)	(1.56)
Year Ended 1/31/2021	$11.17	0.21	1.01	1.22	(0.30)	(0.35)	(0.65)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Financial Highlights (continued)
Columbia Capital Allocation Moderate Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2025	$10.63	12.03%	0.38% (c)	0.38% (c),(d)	2.67%	7%	$951,779
Year Ended 1/31/2024	$9.99	9.45%	0.39% (c)	0.39% (c),(d)	2.72%	11%	$979,753
Year Ended 1/31/2023	$9.53	(9.70% )	0.39% (c)	0.39% (c),(d)	1.61%	6%	$1,027,776
Year Ended 1/31/2022	$11.17	6.42%	0.38% (c)	0.38% (c),(d)	1.58%	22%	$1,308,500
Year Ended 1/31/2021	$11.91	11.31%	0.43% (c)	0.43% (c),(d)	1.66%	86%	$1,324,148
Class C
Year Ended 1/31/2025	$10.50	11.23%	1.13% (c)	1.13% (c),(d)	1.91%	7%	$55,269
Year Ended 1/31/2024	$9.87	8.63%	1.14% (c)	1.14% (c),(d)	1.95%	11%	$60,822
Year Ended 1/31/2023	$9.42	(10.42% )	1.14% (c)	1.14% (c),(d)	0.85%	6%	$70,538
Year Ended 1/31/2022	$11.05	5.58%	1.13% (c)	1.13% (c),(d)	0.82%	22%	$98,600
Year Ended 1/31/2021	$11.80	10.56%	1.18% (c)	1.18% (c),(d)	0.89%	86%	$110,135
Institutional Class
Year Ended 1/31/2025	$10.61	12.33%	0.13% (c)	0.13% (c),(d)	3.08%	7%	$30,537
Year Ended 1/31/2024	$9.97	9.74%	0.14% (c)	0.14% (c),(d)	2.92%	11%	$20,026
Year Ended 1/31/2023	$9.51	(9.48% )	0.14% (c)	0.14% (c),(d)	1.78%	6%	$27,345
Year Ended 1/31/2022	$11.15	6.69%	0.13% (c)	0.13% (c),(d)	1.89%	22%	$62,130
Year Ended 1/31/2021	$11.89	11.51%	0.18% (c)	0.18% (c),(d)	1.91%	86%	$38,386
Institutional 3 Class
Year Ended 1/31/2025	$10.42	12.41%	0.07% (c)	0.07% (c)	2.95%	7%	$9,956
Year Ended 1/31/2024	$9.80	9.75%	0.08% (c)	0.08% (c)	2.91%	11%	$13,995
Year Ended 1/31/2023	$9.36	(9.39% )	0.08% (c)	0.08% (c)	1.89%	6%	$29,170
Year Ended 1/31/2022	$10.98	6.66%	0.08% (c)	0.08% (c)	1.92%	22%	$39,786
Year Ended 1/31/2021	$11.74	11.64%	0.12% (c)	0.12% (c)	1.94%	86%	$10,372
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Financial Highlights
Columbia Capital Allocation Moderate Aggressive Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2025	$11.09	0.25	1.38	1.63	(0.25)	(0.51)	(0.76)
Year Ended 1/31/2024	$10.41	0.23	0.94	1.17	(0.24)	(0.25)	(0.49)
Year Ended 1/31/2023	$12.27	0.13	(1.38)	(1.25)	(0.14)	(0.47)	(0.61)
Year Ended 1/31/2022	$13.05	0.19	1.03	1.22	(0.42)	(1.58)	(2.00)
Year Ended 1/31/2021	$12.28	0.15	1.33	1.48	(0.19)	(0.52)	(0.71)
Class C
Year Ended 1/31/2025	$11.12	0.16	1.39	1.55	(0.16)	(0.51)	(0.67)
Year Ended 1/31/2024	$10.44	0.15	0.94	1.09	(0.16)	(0.25)	(0.41)
Year Ended 1/31/2023	$12.30	0.05	(1.38)	(1.33)	(0.06)	(0.47)	(0.53)
Year Ended 1/31/2022	$13.07	0.09	1.04	1.13	(0.32)	(1.58)	(1.90)
Year Ended 1/31/2021	$12.30	0.05	1.35	1.40	(0.11)	(0.52)	(0.63)
Institutional Class
Year Ended 1/31/2025	$11.05	0.29	1.37	1.66	(0.28)	(0.51)	(0.79)
Year Ended 1/31/2024	$10.38	0.26	0.92	1.18	(0.26)	(0.25)	(0.51)
Year Ended 1/31/2023	$12.23	0.15	(1.36)	(1.21)	(0.17)	(0.47)	(0.64)
Year Ended 1/31/2022	$13.02	0.22	1.02	1.24	(0.45)	(1.58)	(2.03)
Year Ended 1/31/2021	$12.25	0.18	1.33	1.51	(0.22)	(0.52)	(0.74)
Institutional 3 Class
Year Ended 1/31/2025	$10.82	0.27	1.36	1.63	(0.29)	(0.51)	(0.80)
Year Ended 1/31/2024	$10.17	0.25	0.92	1.17	(0.27)	(0.25)	(0.52)
Year Ended 1/31/2023	$12.00	0.15	(1.33)	(1.18)	(0.18)	(0.47)	(0.65)
Year Ended 1/31/2022	$12.80	0.23	1.01	1.24	(0.46)	(1.58)	(2.04)
Year Ended 1/31/2021	$12.06	0.18	1.31	1.49	(0.23)	(0.52)	(0.75)
Class R
Year Ended 1/31/2025	$11.08	0.21	1.39	1.60	(0.22)	(0.51)	(0.73)
Year Ended 1/31/2024	$10.40	0.20	0.94	1.14	(0.21)	(0.25)	(0.46)
Year Ended 1/31/2023	$12.25	0.10	(1.37)	(1.27)	(0.11)	(0.47)	(0.58)
Year Ended 1/31/2022	$13.03	0.15	1.03	1.18	(0.38)	(1.58)	(1.96)
Year Ended 1/31/2021	$12.26	0.12	1.33	1.45	(0.16)	(0.52)	(0.68)
Class S
Year Ended 1/31/2025(e)	$12.16	0.13	0.08	0.21	(0.12)	(0.33)	(0.45)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Financial Highlights (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2025	$11.96	14.97%	0.39% (c)	0.39% (c),(d)	2.14%	8%	$1,511,664
Year Ended 1/31/2024	$11.09	11.52%	0.40% (c)	0.40% (c),(d)	2.21%	11%	$1,470,257
Year Ended 1/31/2023	$10.41	(9.93% )	0.40% (c)	0.40% (c),(d)	1.22%	7%	$1,404,980
Year Ended 1/31/2022	$12.27	9.12%	0.39% (c)	0.39% (c),(d)	1.41%	21%	$1,720,777
Year Ended 1/31/2021	$13.05	12.89%	0.50% (c)	0.50% (c),(d)	1.22%	76%	$1,690,945
Class C
Year Ended 1/31/2025	$12.00	14.18%	1.14% (c)	1.14% (c),(d)	1.38%	8%	$65,585
Year Ended 1/31/2024	$11.12	10.66%	1.15% (c)	1.15% (c),(d)	1.44%	11%	$69,736
Year Ended 1/31/2023	$10.44	(10.57% )	1.15% (c)	1.15% (c),(d)	0.46%	7%	$76,449
Year Ended 1/31/2022	$12.30	8.36%	1.14% (c)	1.14% (c),(d)	0.64%	21%	$102,579
Year Ended 1/31/2021	$13.07	12.05%	1.25% (c)	1.25% (c),(d)	0.46%	76%	$116,412
Institutional Class
Year Ended 1/31/2025	$11.92	15.31%	0.14% (c)	0.14% (c),(d)	2.49%	8%	$106,287
Year Ended 1/31/2024	$11.05	11.73%	0.16% (c)	0.15% (c),(d)	2.45%	11%	$85,468
Year Ended 1/31/2023	$10.38	(9.65% )	0.15% (c)	0.15% (c),(d)	1.46%	7%	$84,049
Year Ended 1/31/2022	$12.23	9.33%	0.14% (c)	0.14% (c),(d)	1.66%	21%	$106,896
Year Ended 1/31/2021	$13.02	13.21%	0.25% (c)	0.25% (c),(d)	1.48%	76%	$106,491
Institutional 3 Class
Year Ended 1/31/2025	$11.65	15.37%	0.06% (c)	0.06% (c)	2.39%	8%	$12,808
Year Ended 1/31/2024	$10.82	11.88%	0.07% (c)	0.07% (c)	2.44%	11%	$21,033
Year Ended 1/31/2023	$10.17	(9.58% )	0.06% (c)	0.06% (c)	1.47%	7%	$36,468
Year Ended 1/31/2022	$12.00	9.50%	0.07% (c)	0.07% (c)	1.74%	21%	$78,836
Year Ended 1/31/2021	$12.80	13.27%	0.16% (c)	0.16% (c)	1.55%	76%	$14,407
Class R
Year Ended 1/31/2025	$11.95	14.70%	0.64% (c)	0.64% (c),(d)	1.78%	8%	$4,979
Year Ended 1/31/2024	$11.08	11.25%	0.65% (c)	0.65% (c),(d)	1.95%	11%	$16,369
Year Ended 1/31/2023	$10.40	(10.10% )	0.65% (c)	0.65% (c),(d)	0.97%	7%	$16,756
Year Ended 1/31/2022	$12.25	8.85%	0.65% (c)	0.65% (c),(d)	1.09%	21%	$19,334
Year Ended 1/31/2021	$13.03	12.62%	0.75% (c)	0.75% (c),(d)	0.98%	76%	$5,315
Class S
Year Ended 1/31/2025 (e)	$11.92	1.80%	0.14%	0.14%	3.45%	8%	$9,004
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Financial Highlights
Columbia Capital Allocation Aggressive Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2025	$11.93	0.21	1.89	2.10	(0.20)	(0.48)	(0.68)
Year Ended 1/31/2024	$11.13	0.22	1.22	1.44	(0.23)	(0.41)	(0.64)
Year Ended 1/31/2023	$13.31	0.10	(1.50)	(1.40)	(0.11)	(0.67)	(0.78)
Year Ended 1/31/2022	$13.49	0.18	1.49	1.67	(0.36)	(1.49)	(1.85)
Year Ended 1/31/2021	$12.58	0.15	1.56	1.71	(0.18)	(0.62)	(0.80)
Class C
Year Ended 1/31/2025	$11.48	0.11	1.81	1.92	(0.10)	(0.48)	(0.58)
Year Ended 1/31/2024	$10.73	0.13	1.18	1.31	(0.15)	(0.41)	(0.56)
Year Ended 1/31/2023	$12.85	0.01	(1.43)	(1.42)	(0.03)	(0.67)	(0.70)
Year Ended 1/31/2022	$13.09	0.07	1.43	1.50	(0.25)	(1.49)	(1.74)
Year Ended 1/31/2021	$12.24	0.05	1.51	1.56	(0.09)	(0.62)	(0.71)
Institutional Class
Year Ended 1/31/2025	$11.85	0.32	1.80	2.12	(0.23)	(0.48)	(0.71)
Year Ended 1/31/2024	$11.06	0.25	1.21	1.46	(0.26)	(0.41)	(0.67)
Year Ended 1/31/2023	$13.23	0.13	(1.49)	(1.36)	(0.14)	(0.67)	(0.81)
Year Ended 1/31/2022	$13.42	0.22	1.48	1.70	(0.40)	(1.49)	(1.89)
Year Ended 1/31/2021	$12.52	0.20	1.53	1.73	(0.21)	(0.62)	(0.83)
Institutional 3 Class
Year Ended 1/31/2025	$11.53	0.24	1.84	2.08	(0.24)	(0.48)	(0.72)
Year Ended 1/31/2024	$10.78	0.24	1.19	1.43	(0.27)	(0.41)	(0.68)
Year Ended 1/31/2023	$12.92	0.13	(1.45)	(1.32)	(0.15)	(0.67)	(0.82)
Year Ended 1/31/2022	$13.14	0.21	1.46	1.67	(0.40)	(1.49)	(1.89)
Year Ended 1/31/2021	$12.28	0.17	1.53	1.70	(0.22)	(0.62)	(0.84)
Class R
Year Ended 1/31/2025	$11.77	0.13	1.92	2.05	(0.17)	(0.48)	(0.65)
Year Ended 1/31/2024	$10.99	0.19	1.21	1.40	(0.21)	(0.41)	(0.62)
Year Ended 1/31/2023	$13.15	0.07	(1.48)	(1.41)	(0.08)	(0.67)	(0.75)
Year Ended 1/31/2022	$13.35	0.13	1.48	1.61	(0.32)	(1.49)	(1.81)
Year Ended 1/31/2021	$12.47	0.08	1.57	1.65	(0.15)	(0.62)	(0.77)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2025

Financial Highlights (continued)
Columbia Capital Allocation Aggressive Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2025	$13.35	17.73%	0.39% (c)	0.39% (c),(d)	1.63%	9%	$1,134,906
Year Ended 1/31/2024	$11.93	13.28%	0.41% (c)	0.41% (c),(d)	1.93%	21%	$1,065,223
Year Ended 1/31/2023	$11.13	(10.14% )	0.40% (c)	0.40% (c),(d)	0.88%	8%	$1,038,485
Year Ended 1/31/2022	$13.31	12.14%	0.39% (c)	0.39% (c),(d)	1.27%	14%	$1,264,033
Year Ended 1/31/2021	$13.49	14.61%	0.43% (c),(e)	0.43% (c),(d),(e)	1.22%	74%	$1,214,331
Class C
Year Ended 1/31/2025	$12.82	16.86%	1.14% (c)	1.14% (c),(d)	0.88%	9%	$63,506
Year Ended 1/31/2024	$11.48	12.50%	1.16% (c)	1.16% (c),(d)	1.18%	21%	$60,895
Year Ended 1/31/2023	$10.73	(10.78% )	1.15% (c)	1.15% (c),(d)	0.13%	8%	$62,530
Year Ended 1/31/2022	$12.85	11.22%	1.14% (c)	1.14% (c),(d)	0.49%	14%	$80,981
Year Ended 1/31/2021	$13.09	13.73%	1.18% (c),(e)	1.18% (c),(d),(e)	0.40%	74%	$90,213
Institutional Class
Year Ended 1/31/2025	$13.26	18.05%	0.14% (c)	0.14% (c),(d)	2.43%	9%	$82,839
Year Ended 1/31/2024	$11.85	13.54%	0.16% (c)	0.16% (c),(d)	2.19%	21%	$31,127
Year Ended 1/31/2023	$11.06	(9.89% )	0.15% (c)	0.15% (c),(d)	1.13%	8%	$32,831
Year Ended 1/31/2022	$13.23	12.40%	0.14% (c)	0.14% (c),(d)	1.54%	14%	$43,713
Year Ended 1/31/2021	$13.42	14.86%	0.17% (c),(e)	0.17% (c),(d),(e)	1.58%	74%	$38,843
Institutional 3 Class
Year Ended 1/31/2025	$12.89	18.22%	0.07% (c)	0.07% (c)	1.89%	9%	$31,222
Year Ended 1/31/2024	$11.53	13.61%	0.07% (c)	0.07% (c)	2.17%	21%	$42,488
Year Ended 1/31/2023	$10.78	(9.82% )	0.07% (c)	0.07% (c)	1.18%	8%	$62,454
Year Ended 1/31/2022	$12.92	12.50%	0.08% (c)	0.08% (c)	1.51%	14%	$87,544
Year Ended 1/31/2021	$13.14	14.88%	0.13% (c),(e)	0.13% (c),(e)	1.41%	74%	$12,370
Class R
Year Ended 1/31/2025	$13.17	17.52%	0.64% (c)	0.64% (c),(d)	1.02%	9%	$1,856
Year Ended 1/31/2024	$11.77	13.00%	0.66% (c)	0.66% (c),(d)	1.70%	21%	$12,413
Year Ended 1/31/2023	$10.99	(10.36% )	0.65% (c)	0.65% (c),(d)	0.64%	8%	$11,020
Year Ended 1/31/2022	$13.15	11.83%	0.65% (c)	0.65% (c),(d)	0.88%	14%	$12,737
Year Ended 1/31/2021	$13.35	14.23%	0.69% (c),(e)	0.69% (c),(d),(e)	0.70%	74%	$2,795
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2025

Notes to Financial Statements
January 31, 2025
Note 1. Organization
Columbia Funds Series Trust and Columbia Funds Series Trust II (each, a Trust and collectively, the Trusts), are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Columbia Funds Series Trust is organized as a Delaware statutory trust and Columbia Funds Series Trust II is organized as a Massachusetts business trust.
Information presented in these financial statements pertains to the following series of the Trusts (each, a Fund and collectively, the Funds): Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, each a series of Columbia Funds Series Trust, and Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio, each a series of Columbia Funds Series Trust II. Each Fund is a diversified fund.
Each Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates, as well as third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). Each Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov or on the Underlying Funds’ website at columbiathreadneedleus.com/investor.
Fund shares
Each Trust may issue an unlimited number of shares (without par value) that can be allocated among the separate series as designated by the Board of Trustees.
Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio offer each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trusts’ organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.
Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals, to omnibus retirement plans or to institutional and certain other investors as described in the Funds’ prospectus. Class S shares commenced operations on October 2, 2024.
The Funds’ Board of Trustees approved a proposal to liquidate certain share classes of the Funds, as detailed below. Effective on March 11, 2024, these classes were closed to new and existing investors and effective on April 19, 2024, these classes were liquidated. For federal tax purposes, these liquidations were treated as redemptions of fund shares.
•
Institutional 2 Class, Institutional 3 Class, and Class R shares of Columbia Capital Allocation Conservative Portfolio were liquidated.
•
Institutional 2 Class and Institutional 3 Class shares of Columbia Capital Allocation Moderate Conservative Portfolio were liquidated.
•
Institutional 2 Class and Class R shares of Columbia Capital Allocation Moderate Portfolio were liquidated.
•
Institutional 2 Class shares of Columbia Capital Allocation Moderate Aggressive Portfolio were liquidated.
•
Institutional 2 Class shares of Columbia Capital Allocation Aggressive Portfolio were liquidated.

Columbia Capital Allocation Portfolios  | 2025

Notes to Financial Statements (continued)
January 31, 2025
For Columbia Capital Allocation Moderate Aggressive Portfolio, the Funds’ Board of Trustees also approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of Columbia Capital Allocation Moderate Aggressive Portfolio were exchanged for Class S shares of Columbia Capital Allocation Moderate Aggressive Portfolio. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Funds’ Board of Trustees approved the conversion of all Advisor Class shares of Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio to each Fund’s respective Institutional Class shares and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of each Fund were converted to Institutional Class shares of the respective Fund in a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Segment reporting
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or their results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Funds is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Funds have a single operating segment because the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of each Fund’s prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ financial statements.
Security valuation
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
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Notes to Financial Statements (continued)
January 31, 2025
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
Certain Funds invest in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into

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Notes to Financial Statements (continued)
January 31, 2025
bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. Each Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
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Notes to Financial Statements (continued)
January 31, 2025
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Each Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Capital Allocation Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	155,442 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	16,139
Total		171,581

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	219,388 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	16,824
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	81,599 *
Total		317,811

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

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Notes to Financial Statements (continued)
January 31, 2025
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended January 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Equity risk	—	660,288	660,288
Foreign exchange risk	(274,730)	—	(274,730)
Interest rate risk	—	(341,499)	(341,499)
Total	(274,730)	318,789	44,059

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Equity risk	—	(239,948)	(239,948)
Foreign exchange risk	(685)	—	(685)
Interest rate risk	—	(81,599)	(81,599)
Total	(685)	(321,547)	(322,232)
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended January 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	9,415,099
Futures contracts — short	5,030,689

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	115,250	(134,179)
Columbia Capital Allocation Moderate Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	384,465 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	44,572
Total		429,037

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Notes to Financial Statements (continued)
January 31, 2025
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	540,580 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	45,817
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	155,943 *
Total		742,340

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended January 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Equity risk	—	1,867,300	1,867,300
Foreign exchange risk	(733,108)	—	(733,108)
Interest rate risk	—	(692,689)	(692,689)
Total	(733,108)	1,174,611	441,503

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Equity risk	—	(489,974)	(489,974)
Foreign exchange risk	(1,245)	—	(1,245)
Interest rate risk	—	(155,943)	(155,943)
Total	(1,245)	(645,917)	(647,162)
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended January 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	24,034,335
Futures contracts — short	12,667,759

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	307,885	(358,514)

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Notes to Financial Statements (continued)
January 31, 2025
Columbia Capital Allocation Moderate Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,396,948 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	166,600
Total		1,563,548

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,980,540 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	170,970
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	698,118 *
Total		2,849,628

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended January 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Equity risk	—	6,969,048	6,969,048
Foreign exchange risk	(2,740,541)	—	(2,740,541)
Interest rate risk	—	(1,807,074)	(1,807,074)
Total	(2,740,541)	5,161,974	2,421,433

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Equity risk	—	(1,795,824)	(1,795,824)
Foreign exchange risk	(4,370)	—	(4,370)
Interest rate risk	—	(1,396,429)	(1,396,429)
Total	(4,370)	(3,192,253)	(3,196,623)
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Notes to Financial Statements (continued)
January 31, 2025
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended January 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	97,538,190
Futures contracts — short	38,415,975

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	1,151,442	(1,340,796)
Columbia Capital Allocation Moderate Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,485,589 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	317,745
Total		2,803,334

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	3,476,887 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	323,769
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,046,271 *
Total		4,846,927

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

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Notes to Financial Statements (continued)
January 31, 2025
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended January 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Equity risk	—	12,841,632	12,841,632
Foreign exchange risk	(5,033,661)	—	(5,033,661)
Interest rate risk	—	(2,725,868)	(2,725,868)
Total	(5,033,661)	10,115,764	5,082,103

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Equity risk	—	(3,045,317)	(3,045,317)
Foreign exchange risk	(6,024)	—	(6,024)
Interest rate risk	—	(2,123,867)	(2,123,867)
Total	(6,024)	(5,169,184)	(5,175,208)
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended January 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	168,004,018
Futures contracts — short	72,530,872

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	2,134,386	(2,482,338)
Columbia Capital Allocation Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,091,007 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	279,537
Total		2,370,544

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Notes to Financial Statements (continued)
January 31, 2025
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	2,938,377 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	283,011
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	723,504 *
Total		3,944,892

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended January 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Equity risk	—	11,234,027	11,234,027
Foreign exchange risk	(4,345,118)	—	(4,345,118)
Interest rate risk	—	(2,464,661)	(2,464,661)
Total	(4,345,118)	8,769,366	4,424,248

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Equity risk	—	(3,154,625)	(3,154,625)
Foreign exchange risk	(3,474)	—	(3,474)
Interest rate risk	—	(964,634)	(964,634)
Total	(3,474)	(4,119,259)	(4,122,733)
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended January 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	135,521,583
Futures contracts — short	61,411,360

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	1,847,917	(2,148,322)
Offsetting of assets and liabilities
The following tables present each Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2025:

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Notes to Financial Statements (continued)
January 31, 2025
Columbia Capital Allocation Conservative Portfolio
	Barclays ($)	Citi ($)	Goldman Sachs International ($)	HSBC ($)	Morgan Stanley ($)	State Street ($)	UBS ($)	Wells Fargo ($)	Total ($)
Assets
Forward foreign currency exchange contracts	-	-	6,222	-	5,764	3	743	3,407	16,139
Liabilities
Forward foreign currency exchange contracts	1,661	2,937	-	39	-	3,203	1,739	7,245	16,824
Total financial and derivative net assets	(1,661)	(2,937)	6,222	(39)	5,764	(3,200)	(996)	(3,838)	(685)
Total collateral received (pledged) (a)	-	-	-	-	-	-	-	-	-
Net amount (b)	(1,661)	(2,937)	6,222	(39)	5,764	(3,200)	(996)	(3,838)	(685)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Moderate Conservative Portfolio
	Barclays ($)	Citi ($)	Goldman Sachs International ($)	HSBC ($)	Morgan Stanley ($)	State Street ($)	UBS ($)	Wells Fargo ($)	Total ($)
Assets
Forward foreign currency exchange contracts	-	-	17,011	-	15,832	9	2,034	9,686	44,572
Liabilities
Forward foreign currency exchange contracts	4,543	8,098	-	97	-	8,793	4,755	19,531	45,817
Total financial and derivative net assets	(4,543)	(8,098)	17,011	(97)	15,832	(8,784)	(2,721)	(9,845)	(1,245)
Total collateral received (pledged) (a)	-	-	-	-	-	-	-	-	-
Net amount (b)	(4,543)	(8,098)	17,011	(97)	15,832	(8,784)	(2,721)	(9,845)	(1,245)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Moderate Portfolio
	Barclays ($)	Citi ($)	Goldman Sachs International ($)	HSBC ($)	Morgan Stanley ($)	State Street ($)	UBS ($)	Wells Fargo ($)	Total ($)
Assets
Forward foreign currency exchange contracts	-	-	63,242	-	59,211	33	7,554	36,560	166,600
Liabilities
Forward foreign currency exchange contracts	16,875	30,482	-	388	-	32,891	17,664	72,670	170,970
Total financial and derivative net assets	(16,875)	(30,482)	63,242	(388)	59,211	(32,858)	(10,110)	(36,110)	(4,370)
Total collateral received (pledged) (a)	-	-	-	-	-	-	-	-	-
Net amount (b)	(16,875)	(30,482)	63,242	(388)	59,211	(32,858)	(10,110)	(36,110)	(4,370)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Moderate Aggressive Portfolio
	Barclays ($)	Citi ($)	Goldman Sachs International ($)	HSBC ($)	Morgan Stanley ($)	State Street ($)	UBS ($)	Wells Fargo ($)	Total ($)
Assets
Forward foreign currency exchange contracts	-	-	119,705	-	112,716	62	14,285	70,977	317,745
Liabilities
Forward foreign currency exchange contracts	31,907	58,390	-	699	-	62,595	33,400	136,778	323,769
Total financial and derivative net assets	(31,907)	(58,390)	119,705	(699)	112,716	(62,533)	(19,115)	(65,801)	(6,024)
Total collateral received (pledged) (a)	-	-	-	-	-	-	-	-	-
Net amount (b)	(31,907)	(58,390)	119,705	(699)	112,716	(62,533)	(19,115)	(65,801)	(6,024)

Columbia Capital Allocation Portfolios  | 2025

Notes to Financial Statements (continued)
January 31, 2025
(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Aggressive Portfolio
	Barclays ($)	Citi ($)	Goldman Sachs International ($)	HSBC ($)	Morgan Stanley ($)	State Street ($)	UBS ($)	Wells Fargo ($)	Total ($)
Assets
Forward foreign currency exchange contracts	-	-	104,591	-	98,991	54	12,462	63,439	279,537
Liabilities
Forward foreign currency exchange contracts	27,830	51,602	-	602	-	54,970	29,134	118,873	283,011
Total financial and derivative net assets	(27,830)	(51,602)	104,591	(602)	98,991	(54,916)	(16,672)	(55,434)	(3,474)
Total collateral received (pledged) (a)	-	-	-	-	-	-	-	-	-
Net amount (b)	(27,830)	(51,602)	104,591	(602)	98,991	(54,916)	(16,672)	(55,434)	(3,474)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trusts are allocated to the Funds and other funds of the Trusts based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Columbia Capital Allocation Portfolios  | 2025

Notes to Financial Statements (continued)
January 31, 2025
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid quarterly for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio. Distributions from net investment income, if any, are declared and paid semi-annually for Columbia Capital Allocation Aggressive Portfolio. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trusts’ organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Funds have entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in Columbia proprietary funds (excluding any underlying funds that do not pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager), (ii) 0.12% on assets invested in non-exchange-traded third-party advised mutual funds and (iii) 0.57% on assets invested in all other securities, including other funds advised by the Investment Manager that do not pay a management services fee (or investment advisory services fee, as applicable), exchange-traded funds, derivatives and individual securities.
Columbia Capital Allocation Portfolios  | 2025

Notes to Financial Statements (continued)
January 31, 2025
The effective management services fee rates, based on each Fund’s average daily net assets for the year ended January 31, 2025 were as follows:
Effective management services fee rate (%)
Columbia Capital Allocation Conservative Portfolio	0.08
Columbia Capital Allocation Moderate Conservative Portfolio	0.05
Columbia Capital Allocation Moderate Portfolio	0.03
Columbia Capital Allocation Moderate Aggressive Portfolio	0.03
Columbia Capital Allocation Aggressive Portfolio	0.03
In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. As a result of Institutional 2 Class shares being liquidated, April 19, 2024 was the last day the following Funds paid a transfer agency fee for Institutional 2 Class shares: Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital

Columbia Capital Allocation Portfolios  | 2025

Notes to Financial Statements (continued)
January 31, 2025
Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio. As a result of Institutional 3 Class shares being liquidated, April 19, 2024 was the last day the following Funds paid a transfer agency fee for Institutional 3 Class shares: Columbia Capital Allocation Conservative Portfolio and Columbia Capital Allocation Moderate Conservative Portfolio.
For the year ended January 31, 2025, the Funds’ effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class S (%)
Columbia Capital Allocation Conservative Portfolio	0.09	0.07 (a)	0.09	0.09	0.02 (a)	0.00 (a)	0.02 (a)	—
Columbia Capital Allocation Moderate Conservative Portfolio	0.07	0.06 (a)	0.07	0.07	0.02 (a)	0.00 (a)	0.07	—
Columbia Capital Allocation Moderate Portfolio	0.07	0.06 (a)	0.07	0.07	0.01 (a)	0.01	0.02 (a)	—
Columbia Capital Allocation Moderate Aggressive Portfolio	0.09	0.07 (a)	0.09	0.09	0.02 (a)	0.01	0.09	0.09 (b)
Columbia Capital Allocation Aggressive Portfolio	0.08	0.07 (a)	0.08	0.08	0.02 (a)	0.01	0.08	—

(a)	Unannualized.
(b)	Annualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Funds and recorded as part of expense reductions in the Statement of Operations.
For the year ended January 31, 2025, these minimum account balance fees reduced total expenses as follows:
Fund	Amount ($)
Columbia Capital Allocation Conservative Portfolio	60
Columbia Capital Allocation Moderate Conservative Portfolio	40
Columbia Capital Allocation Moderate Portfolio	60
Columbia Capital Allocation Moderate Aggressive Portfolio	4,304
Columbia Capital Allocation Aggressive Portfolio	260
Distribution and service fees
The Funds have entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Funds and providing services to investors.
Under the Plans, each Fund pays a monthly fee to the Distributor at the annual rates of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, up to 1.00% of each Fund’s average daily net assets attributable to Class C shares and up to 0.50% of each Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio). As a result of Class R shares of Columbia Capital Allocation Conservative Portfolio and Columbia Capital Allocation Moderate Portfolio being liquidated, April 19, 2024 was the last day Columbia Capital Allocation Conservative Portfolio and Columbia Capital Allocation Moderate Portfolio paid a distribution and service fee for Class R shares.
For Class C shares of the Funds, of 1.00% fee, up to 0.75% is reimbursed for distribution expenses.
Columbia Capital Allocation Portfolios  | 2025

Notes to Financial Statements (continued)
January 31, 2025
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:
Fund	Class C ($)
Columbia Capital Allocation Conservative Portfolio	302,000
Columbia Capital Allocation Moderate Portfolio	1,422,000
Columbia Capital Allocation Aggressive Portfolio	1,903,000
These amounts are based on the most recent information available as of December 31, 2024, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.
Sales charges (unaudited)
Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund’s shares for the year ended January 31, 2025, if any, are as follows:
	Front End (%)		CDSC (%)	CDSC (%)	Amount ($)
Fund	Class A	Class C	Class A	Class C	Class A	Class C
Columbia Capital Allocation Conservative Portfolio	4.75	—	0.50 - 1.00 (a)	1.00 (b)	37,407	529
Columbia Capital Allocation Moderate Conservative Portfolio	5.75	—	0.50 - 1.00 (a)	1.00 (b)	112,663	1,109
Columbia Capital Allocation Moderate Portfolio	5.75	—	0.50 - 1.00 (a)	1.00 (b)	467,009	4,567
Columbia Capital Allocation Moderate Aggressive Portfolio	5.75	—	0.50 - 1.00 (a)	1.00 (b)	634,586	9,804
Columbia Capital Allocation Aggressive Portfolio	5.75	—	0.50 - 1.00 (a)	1.00 (b)	682,876	7,606

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Funds’ other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	June 1, 2024 through May 31, 2025
Fund	Class A (%)	Class C (%)	Institutional Class (%)	Institutional 3 Class (%)	Class R (%)	Class S (%)
Columbia Capital Allocation Conservative Portfolio	0.54	1.29	0.29	N/A	N/A	N/A
Columbia Capital Allocation Moderate Conservative Portfolio	0.54	1.29	0.29	N/A	0.79	N/A
Columbia Capital Allocation Moderate Portfolio	0.54	1.29	0.29	0.23	N/A	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	0.46	1.21	0.21	0.13	0.71	0.21
Columbia Capital Allocation Aggressive Portfolio	0.51	1.26	0.26	0.19	0.76	N/A

	Prior to June 1, 2024
Fund	Class A (%)	Class C (%)	Institutional Class (%)	Institutional 3 Class (%)	Class R (%)
Columbia Capital Allocation Conservative Portfolio	0.54	1.29	0.29	N/A	N/A
Columbia Capital Allocation Moderate Conservative Portfolio	0.54	1.29	0.29	N/A	0.79
Columbia Capital Allocation Moderate Portfolio	0.54	1.29	0.29	0.22	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	0.46	1.21	0.21	0.12	0.71
Columbia Capital Allocation Aggressive Portfolio	0.51	1.26	0.26	0.18	0.76

Columbia Capital Allocation Portfolios  | 2025

Notes to Financial Statements (continued)
January 31, 2025
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. Each Fund’s management services fee is also excluded from the waiver/reimbursement commitment and is therefore paid by the Funds. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, foreign currency transactions, derivative investments, post-October capital losses, capital loss carryforwards, trustees’ deferred compensation, re-characterization of distributions for investments and distribution reclassifications. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Fund	Undistributed (excess of distributions over) net investment income ($)	Accumulated net realized gain (loss) ($)	Paid in capital increase ($)
Columbia Capital Allocation Conservative Portfolio	(202,831)	202,831	—
Columbia Capital Allocation Moderate Conservative Portfolio	(414,312)	414,312	—
Columbia Capital Allocation Moderate Portfolio	(3,780,843)	3,780,843	—
Columbia Capital Allocation Moderate Aggressive Portfolio	(6,445,983)	6,445,983	—
Columbia Capital Allocation Aggressive Portfolio	(4,754,077)	4,754,077	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the years indicated was as follows:
	Year Ended January 31, 2025			Year Ended January 31, 2024
Fund	Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
Columbia Capital Allocation Conservative Portfolio	5,279,924	—	5,279,924	5,719,728	—	5,719,728
Columbia Capital Allocation Moderate Conservative Portfolio	9,942,369	—	9,942,369	10,586,537	3,737,025	14,323,562
Columbia Capital Allocation Moderate Portfolio	30,839,879	23,034,183	53,874,062	28,434,637	18,948,169	47,382,806
Columbia Capital Allocation Moderate Aggressive Portfolio	38,186,524	69,612,964	107,799,488	36,251,726	40,369,056	76,620,782
Columbia Capital Allocation Aggressive Portfolio	21,139,255	43,332,357	64,471,612	23,682,641	43,831,999	67,514,640
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
Columbia Capital Allocation Portfolios  | 2025

Notes to Financial Statements (continued)
January 31, 2025
At January 31, 2025, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation (depreciation) ($)
Columbia Capital Allocation Conservative Portfolio	657,278	—	(4,088,995)	(15,750,004)
Columbia Capital Allocation Moderate Conservative Portfolio	739,288	2,664,908	—	(21,534,979)
Columbia Capital Allocation Moderate Portfolio	847,882	24,284,157	—	(23,623,609)
Columbia Capital Allocation Moderate Aggressive Portfolio	—	54,456,859	—	67,137,678
Columbia Capital Allocation Aggressive Portfolio	—	52,006,385	—	164,866,447
At January 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation (depreciation) ($)
Columbia Capital Allocation Conservative Portfolio	168,332,156	3,125,023	(18,875,027)	(15,750,004)
Columbia Capital Allocation Moderate Conservative Portfolio	355,986,404	8,218,102	(29,753,081)	(21,534,979)
Columbia Capital Allocation Moderate Portfolio	1,065,087,717	60,909,365	(84,532,974)	(23,623,609)
Columbia Capital Allocation Moderate Aggressive Portfolio	1,633,178,616	154,834,856	(87,697,178)	67,137,678
Columbia Capital Allocation Aggressive Portfolio	1,141,443,506	168,737,283	(3,870,836)	164,866,447
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at January 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended January 31, 2025, capital loss carryforwards utilized, if any, were as follows:
Fund	No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
Columbia Capital Allocation Conservative Portfolio	(424,878)	(3,664,117)	(4,088,995)	713,789
Columbia Capital Allocation Moderate Conservative Portfolio	—	—	—	7,532,041
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of January 31, 2025, the Funds will elect to treat the following late-year ordinary losses and post-October capital losses as arising on February 1, 2025.
Fund	Late year ordinary losses ($)	Post-October capital losses ($)
Columbia Capital Allocation Moderate Aggressive Portfolio	—	159,031
Columbia Capital Allocation Aggressive Portfolio	—	833,899
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Columbia Capital Allocation Portfolios  | 2025

Notes to Financial Statements (continued)
January 31, 2025
Note 5. Portfolio information
For the year ended January 31, 2025, the cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)
Columbia Capital Allocation Conservative Portfolio	10,732,670	32,019,924
Columbia Capital Allocation Moderate Conservative Portfolio	25,014,096	57,460,540
Columbia Capital Allocation Moderate Portfolio	69,665,901	186,654,518
Columbia Capital Allocation Moderate Aggressive Portfolio	130,616,963	257,659,402
Columbia Capital Allocation Aggressive Portfolio	113,691,897	183,113,617
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Funds did not borrow or lend money under the Interfund Program during the year ended January 31, 2025.
Note 8. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective
Columbia Capital Allocation Portfolios  | 2025

Notes to Financial Statements (continued)
January 31, 2025
borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
No Fund had borrowings during the year ended January 31, 2025.
Note 9. Significant risks
Market risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds’ ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At January 31, 2025, certain shareholder accounts owned more than 20% of the outstanding shares of one or more of the Funds. For unaffiliated shareholder accounts, the Funds have no knowledge about whether any portion of those shares were owned beneficially. Fund shares sold to or redeemed by these accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
The number of accounts and aggregate percentages of shares outstanding held therein were as follows:
Fund	Percentage of shares outstanding held — affiliated (%)
Columbia Capital Allocation Conservative Portfolio	75.4
Columbia Capital Allocation Moderate Conservative Portfolio	79.8
Columbia Capital Allocation Moderate Portfolio	85.3
Columbia Capital Allocation Moderate Aggressive Portfolio	56.9
Columbia Capital Allocation Aggressive Portfolio	70.4
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal,

Columbia Capital Allocation Portfolios  | 2025

Notes to Financial Statements (continued)
January 31, 2025
arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.
Columbia Capital Allocation Portfolios  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust and Columbia Funds Series Trust II and Shareholders of Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio (two of the funds constituting Columbia Funds Series Trust) and Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio (three of the funds constituting Columbia Funds Series Trust II) (hereafter collectively referred to as the "Funds") as of January 31, 2025, the related statements of operations for the year ended January 31, 2025, the statements of changes in net assets for each of the two years in the period ended January 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended January 31, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of January 31, 2025 by correspondence with the transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
March 25, 2025
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

Columbia Capital Allocation Portfolios  | 2025

Federal Income Tax Information
(Unaudited)
The Funds hereby designate the following tax attributes for the fiscal year ended January 31, 2025. Shareholders will be notified in early 2026 of the amounts for use in preparing 2025 income tax returns.
	Qualified dividend income	Dividends received deduction	Capital gain dividend	Foreign taxes paid to foreign countries	Foreign taxes paid per share to foreign countries	Foreign source income	Foreign source income per share
Columbia Capital Allocation Conservative Portfolio	8.63%	4.39%	$0	$12,814	$0.0008	$352,367	$0.0211
Columbia Capital Allocation Moderate Conservative Portfolio	17.59%	8.97%	$2,798,153	$49,719	$0.0015	$998,385	$0.0298
Columbia Capital Allocation Moderate Portfolio	23.16%	10.37%	$48,558,507	$416,529	$0.0043	$4,095,163	$0.0422
Columbia Capital Allocation Moderate Aggressive Portfolio	35.09%	16.67%	$102,441,926	$1,070,625	$0.0077	$7,271,708	$0.0521
Columbia Capital Allocation Aggressive Portfolio	58.59%	27.75%	$100,105,679	$1,138,761	$0.0120	$6,371,568	$0.0671
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Foreign taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided in the table above.
Columbia Capital Allocation Portfolios  | 2025

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Columbia Capital Allocation Portfolios
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Funds, go to
columbiathreadneedleus.com/investor/. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN124_01_R01_(03/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	March 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	March 25, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	March 25, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	March 25, 2025